UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Absolute Return Advantage Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$111	2.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$7,205,672,625
# of Portfolio Holdings (including derivatives)	1,445
Portfolio Turnover Rate	96%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

GMARA Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 3.346%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$352	$ 30,231
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.84%, (6.486% - 30-day SOFR Average), 10/25/40(2)	822	56,278
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,799	38,761,076
Total Collateralized Mortgage Obligations (identified cost $40,287,785)		$ 38,847,585

Common Stocks — 11.0%
Security	Shares	Value
Argentina — 0.8%
Banco BBVA Argentina SA ADR	181,186	$ 2,583,712
Banco Macro SA ADR(5)	115,766	8,335,152
Central Puerto SA ADR(5)	116,862	1,648,923
Corp. America Airports SA(5)	43,774	1,092,161
Cresud SA ADR(5)	47,244	531,495
Empresa Distribuidora Y Comercializadora Norte ADR(5)	24,051	602,477
Grupo Financiero Galicia SA ADR(5)	327,222	13,527,357
Grupo Supervielle SA ADR(5)	158,151	1,301,583
IRSA Inversiones y Representaciones SA ADR(5)	39,106	546,311
Loma Negra Cia Industrial Argentina SA ADR(5)	63,544	701,526
Pampa Energia SA ADR(5)	50,094	4,151,290
Telecom Argentina SA ADR	96,982	1,157,965
Transportadora de Gas del Sur SA, Class B ADR(5)	85,491	2,608,330
Vista Energy SAB de CV ADR(5)	100,102	7,439,581
YPF SA ADR(5)	256,948	11,603,772
		$ 57,831,635
Belgium — 0.1%
Cenergy Holdings SA	154,785	$ 4,356,710
		$ 4,356,710
Brazil — 0.0%†
Adecoagro SA	41,135	$ 579,592
Arcos Dorados Holdings, Inc., Class A	186,975	1,667,817
		$ 2,247,409
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	10,954,272	$ 14,036,355
		$ 14,036,355
Security	Shares	Value
Canada — 0.1%
Amaroq Ltd.(5)	2,275,400	$ 3,018,132
Lithium Argentina AG(5)	175,345	1,783,259
		$ 4,801,391
China — 0.0%†
Shimao Group Holdings Ltd.(5)	890,714	$ 18,994
Times China Holdings Ltd.(5)	2,345,326	16,317
		$ 35,311
Cyprus — 0.7%
Bank of Cyprus Holdings PLC(6)	600,000	$ 6,567,660
Bank of Cyprus Holdings PLC(6)	4,307,124	46,675,600
		$ 53,243,260
Georgia — 0.4%
Georgia Capital PLC(5)	490,372	$ 26,125,107
		$ 26,125,107
Greece — 1.6%
Alpha Bank SA	2,004,346	$ 8,043,900
Athens International Airport SA	106,192	1,210,855
CrediaBank SA(5)	4,386,055	6,222,463
Eurobank SA	3,793,402	16,505,288
GEK TERNA SA	157,200	7,554,506
Hellenic Telecommunications Organization SA	280,039	5,987,186
Helleniq Energy Holdings SA	124,300	1,434,866
Ideal Holdings SA	88,382	606,026
JUMBO SA	183,084	4,997,215
LAMDA Development SA(5)	107,574	766,305
Metlen Energy & Metals PLC(5)	241,684	10,214,122
Motor Oil (Hellas) Corinth Refineries SA	105,909	4,727,280
National Bank of Greece SA	878,146	13,917,019
Optima bank SA	300,354	3,142,322
Piraeus Bank SA	1,327,751	12,569,882
Public Power Corp. SA	450,710	9,569,751
Qualco Group SA(5)	205,222	1,334,046
Titan SA	58,760	3,158,489
		$ 111,961,521
Hungary — 1.2%
Magyar Telekom Telecommunications PLC	1,136,907	$ 9,005,769
MOL Hungarian Oil & Gas PLC	1,365,465	18,237,417
OTP Bank Nyrt	397,693	53,342,126
Richter Gedeon Nyrt	198,287	8,363,692
		$ 88,949,004
Iceland — 0.8%
Arion Banki Hf.(3)	7,000,132	$ 10,957,299
Bera Hf.(5)	12,186,826	1,524,776
Eik fasteignafelag Hf.	11,971,940	1,372,989
Eimskipafelag Islands Hf.	809,063	1,624,698
Festi Hf.	1,655,642	4,475,076

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Hagar Hf.	6,527,976	$ 6,402,790
Hampidjan Hf.	1,332,529	971,678
Heimar Hf.	9,470,888	2,658,895
Icelandair Group Hf.(5)	237,092,219	1,490,594
Islandsbanki Hf.	11,449,130	13,397,426
Kaldalon Hf.	1,524,500	324,408
Kvika banki Hf.	24,176,345	3,058,474
Reitir fasteignafelag Hf.	3,221,540	2,982,764
Siminn Hf.	15,606,618	1,538,980
Sjova-Almennar Tryggingar Hf.	959,500	312,315
Skagi Hf.	9,151,064	1,403,413
		$ 54,496,575
India — 1.3%
Ambuja Cements Ltd.	368,600	$ 1,733,593
Apollo Hospitals Enterprise Ltd.	28,500	2,300,541
Asian Paints Ltd.	72,600	1,883,856
Bharti Airtel Ltd.	98,800	1,975,005
Dabur India Ltd.	372,500	1,738,105
DLF Ltd.	321,100	1,998,729
Fortis Healthcare Ltd.	225,100	2,201,610
HDFC Asset Management Co. Ltd.(3)	78,400	2,249,541
HDFC Bank Ltd.	210,400	1,720,876
HDFC Life Insurance Co. Ltd.(3)	264,900	1,645,409
Hero MotoCorp Ltd.	35,200	1,902,099
Hindustan Aeronautics Ltd.(7)	19,900	913,667
Hindustan Unilever Ltd.	78,400	1,863,782
ICICI Bank Ltd.	140,900	1,890,643
ICICI Prudential Life Insurance Co. Ltd.(3)	294,800	1,600,132
Infosys Ltd.	486,887	6,129,477
ITC Ltd.	606,100	2,018,034
Jindal Steel Ltd.	183,100	2,369,346
JSW Steel Ltd.	167,800	2,246,448
Kwality Wall's India Ltd.(5)	38,500	11,045
Lodha Developers Ltd.(3)	211,000	2,011,170
Marico Ltd.	259,200	2,121,853
Maruti Suzuki India Ltd.	12,700	1,791,725
Max Healthcare Institute Ltd.	192,600	2,026,445
Muthoot Finance Ltd.	49,900	1,808,165
Nippon Life India Asset Management Ltd.(3)	235,200	2,518,353
Oberoi Realty Ltd.	133,200	2,355,606
One 97 Communications Ltd.(5)	165,800	1,926,850
Persistent Systems Ltd.	132,800	6,785,200
Reliance Industries Ltd.	141,700	2,149,078
SBI Life Insurance Co. Ltd.(3)	94,300	1,811,098
State Bank of India	183,800	2,078,961
Tata Consultancy Services Ltd.	258,300	6,778,385
Tata Steel Ltd.	1,047,400	2,342,150
TVS Motor Co. Ltd.	54,400	2,014,535
UltraTech Cement Ltd.	15,800	1,938,638
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	411,600	$ 2,241,984
Wipro Ltd.	3,534,600	7,531,404
		$ 92,623,538
Luxembourg — 0.0%†
Alvotech SA(5)	593,154	$ 2,010,158
		$ 2,010,158
Nigeria — 0.1%
Access Holdings PLC	10,884,219	$ 214,360
Fidelity Bank PLC(5)	5,100,327	73,936
First HoldCo PLC	45,834,102	2,145,677
Guaranty Trust Holding Co. PLC	14,809,316	1,454,380
Nigerian Breweries PLC(5)	2,078,768	119,030
Transnational Corp. of Nigeria PLC	3,836,054	124,555
United Bank for Africa PLC	50,208,108	1,559,249
Zenith Bank PLC	43,000,662	4,087,025
		$ 9,778,212
Philippines — 0.3%
Ayala Corp.	172,120	$ 1,308,702
Ayala Land, Inc.	5,524,300	1,359,247
Bank of the Philippine Islands	1,414,230	2,059,031
BDO Unibank, Inc.	1,536,582	2,873,338
International Container Terminal Services, Inc.	577,470	6,692,681
SM Investments Corp.	336,590	3,319,024
SM Prime Holdings, Inc.	9,456,900	2,926,430
		$ 20,538,453
Poland — 0.1%
Budimex SA	16,687	$ 3,033,750
Grupa Kety SA	8,283	2,529,814
		$ 5,563,564
Puerto Rico — 0.2%
Liberty Latin America Ltd., Class C(5)	2,166,900	$ 18,006,939
		$ 18,006,939
Slovenia — 0.5%
Nova Ljubljanska Banka DD GDR(7)	646,588	$ 33,911,248
		$ 33,911,248
Switzerland — 0.0%†
Oculis Holding AG(5)	109,990	$ 2,960,707
		$ 2,960,707
United Arab Emirates — 0.5%
Aldar Properties PJSC	6,708,220	$ 14,108,084
Emaar Properties PJSC	6,560,680	21,125,379
		$ 35,233,463

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States — 0.0%†
JBT Marel Corp.(6)	10,075	$ 1,189,858
JBT Marel Corp.(6)	8,125	967,677
		$ 2,157,535
Vietnam — 2.1%
Asia Commercial Bank JSC	7,657,100	$ 6,848,797
Bank for Foreign Trade of Vietnam JSC	1,915,167	4,359,587
Bank for Investment & Development of Vietnam JSC	3,339,500	5,092,876
Binh Minh Plastics JSC	334,600	1,842,395
Coteccons Construction JSC	1,639,858	5,429,231
Duc Giang Chemicals JSC	320,200	652,000
FPT Corp.	2,237,067	6,427,457
FPT Digital Retail JSC(5)	717,000	4,049,686
Gemadept Corp.	2,640,400	7,559,292
Hoa Phat Group JSC	5,620,415	5,927,479
IDICO Corp. JSC	1,239,555	2,125,501
Khang Dien House Trading & Investment JSC(5)	2,691,603	2,598,822
KIDO Group Corp.	62,877	104,480
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,398,449
Masan Group Corp.(5)	1,882,640	5,492,892
Military Commercial Joint Stock Bank	5,066,912	5,021,871
Mobile World Investment Corp.	3,423,800	10,950,922
Nam Long Investment Corp.	4,585,392	4,836,933
PetroVietnam Gas JSC	1,609,000	4,607,226
Phat Dat Real Estate Development Corp.(5)	914,112	573,807
Phu Nhuan Jewelry JSC	991,299	2,549,187
Refrigeration Electrical Engineering Corp.	1,136,530	2,603,509
Saigon Beer Alcohol Beverage Corp.	1,603,300	2,891,266
Saigon Thuong Tin Commercial JSB(5)	1,609,900	4,131,962
SSI Securities Corp.	4,638,951	4,895,458
Techcom Securities JSC	2,597,536	5,006,960
Vietnam Dairy Products JSC	3,484,296	8,074,895
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,290,592	1,717,027
Vietnam Prosperity JSC Bank	1,777,200	1,786,999
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	4,233,825
Vingroup JSC(5)	1,752,104	14,343,729
Vinh Hoan Corp.	695,100	1,614,594
Vinhomes JSC(3)(5)	1,727,300	9,613,939
VP Bank Securities Ltd. Co.(5)	2,455,448	2,565,272
		$ 153,928,325
Total Common Stocks (identified cost $657,794,483)		$ 794,796,420

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(3)	USD	4,538	$ 743,022
0.00%, 6/23/28(3)	USD	3,353	863,335
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	4,149	22,984
0.00%, 3/30/27(3)	USD	860	6,450
Total Convertible Bonds (identified cost $2,888,867)			$ 1,635,791

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(8)	TZS	16,461,000	$ 7,519,355
13.75%, 9/27/50(8)	TZS	5,582,000	2,467,859
Total Credit Linked Notes (identified cost $9,742,437)			$ 9,987,214

Foreign Corporate Bonds — 8.0%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Sonangol Finance Ltd., 10.00%, 1/29/31(7)	USD	11,545	$ 11,823,778
			$ 11,823,778
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	690	$ 520,950
11.00%, 11/1/31(3)	USD	3,709	2,800,617
			$ 3,321,567
Brazil — 0.9%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(7)	USD	26,329	$ 15,584,398
7.25%, 2/13/33(7)	USD	18,119	10,395,776
8.00%, 10/15/34(7)	USD	14,962	8,762,346
Raizen Fuels Finance SA:
5.70%, 1/17/35(7)	USD	19,700	10,800,525
6.25%, 7/8/32(7)	USD	25,639	14,101,450

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Raizen Fuels Finance SA: (continued)
6.45%, 3/5/34(7)	USD	3,814	$ 2,081,014
			$ 61,725,509
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	2,385	$ 131,175
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(10)	USD	859	25,768
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(10)	USD	1,288	28,989
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(10)	USD	1,288	26,850
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(3)(10)	USD	4,762	178,576
Times China Holdings Ltd.:
4.00%, 3/30/29(3)(10)	USD	929	31,356
4.20%, 9/30/32(3)(10)	USD	3,466	108,305
			$ 531,019
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	$ 13,760,492
			$ 13,760,492
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(12)	EUR	5,621	$ 0
			$ 0
India — 0.3%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 24,740,251
			$ 24,740,251
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 21,355,181
ForteBank JSC:
7.75%, 2/4/30(3)	USD	5,051	5,215,740
9.75% to 11/3/30(7)(12)(13)	USD	17,500	17,952,935
			$ 44,523,856
Kyrgyzstan — 0.2%
Eldik Bank OAO, 8.50%, 4/23/31(7)	USD	14,210	$ 14,249,386
			$ 14,249,386
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(9)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(9)	USD	2,697	20,227
			$ 61,794
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(7)	USD	9,890	$ 9,872,362
			$ 9,872,362
Supranational — 0.1%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,744,085
European Bank for Reconstruction & Development, 17.35%, 3/1/27(7)	USD	1,282	1,339,509
			$ 7,083,594
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(7)	USD	5,284	$ 5,125,317
MHP Lux SA:
6.25%, 9/19/29(3)	USD	2,676	2,424,092
6.25%, 9/19/29(7)	USD	5,868	5,315,610
10.50%, 7/28/29(7)	USD	23,172	23,791,006
			$ 36,656,025
Uzbekistan — 2.9%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	851,290,000	$ 71,311,654
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	13,303,289
20.50%, 4/25/27(7)	UZS	234,440,000	20,669,350
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	5,911	6,443,947
20.75%, 9/15/28	UZS	584,720,000	51,274,090
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(12)(13)	USD	27,400	28,635,971
19.95%, 4/25/28(7)	UZS	211,050,000	19,247,106
21.00%, 7/24/27(7)	UZS	10,000,000	904,869
			$ 211,790,276
Venezuela — 1.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(9)	USD	26,099	$ 9,884,958
6.00%, 10/28/22(7)(9)	USD	73,535	26,288,895
6.00%, 5/16/24(7)(9)	USD	18,890	7,459,776
6.00%, 11/15/26(7)(9)(14)	USD	29,613	11,771,026
8.50%, 10/20/27	USD	252	290,483
8.50%, 10/20/27	USD	28,407	32,810,085
9.00%, 11/17/21(7)(9)	USD	29,427	13,389,336
9.75%, 5/17/35(7)(9)	USD	34,858	16,513,988
12.75%, 2/17/22(7)(9)	USD	36,784	18,925,487
			$ 137,334,034
Total Foreign Corporate Bonds (identified cost $504,334,050)			$ 577,473,943

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 2.1%
Security	Shares	Value
Reinsurance Side Cars — 1.4%
Beacon RE(5)(11)(15)(16)	11,813,778	$ 11,890,568
Beacon RE(5)(11)(15)(16)	14,186,222	14,186,222
Eden Re II Ltd.:
Series 2024A, 0.00%, 3/17/28(3)(11)(15)(16)	136,842	360,209
Series 2025A, 0.00%, 3/19/30(3)(11)(15)(16)	418,605	2,619,586
Mt. Logan Re Ltd.:
Participating Units(5)(11)(15)(16)	23,000,000	24,189,100
Series A-1(11)(16)(17)	8,600	12,943,177
PartnerRe Ltd.(5)(11)(16)	32	33,321,600
		$ 99,510,462
Segregated Account/Funds — 0.7%
1863 Fund Ltd. - Core Nat Cat Fund(5)(11)(16)	26,351,916	$ 35,416,975
PartnerRe ILS Fund SAC Ltd.(5)(11)(16)(17)	13,000,000	18,297,500
		$ 53,714,475
Total Insurance Linked Securities (identified cost $131,156,645)		$ 153,224,937

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(11)(18)	UZS	165,770,905	$ 13,918,335
Total Loan Participation Notes (identified cost $14,211,296)			$ 13,918,335

Senior Floating-Rate Loans — 2.5%(19)
Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 1.1%
Provincia De Neuquen:
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,093	$ 2,113,768
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,613	1,629,368
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	45,678	46,343,239
Term Loan, 7/8/30(20)	31,612	31,611,610
		$ 81,697,985
Borrower/Description	Principal Amount (000’s omitted)	Value
Suriname — 1.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(20)	$88,688	$ 88,687,596
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	9,312	9,446,866
		$ 98,134,462
Total Senior Floating-Rate Loans (identified cost $178,441,171)		$ 179,832,447

Sovereign Government Bonds — 48.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.1%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	$ 1,148,586
3.90%, 1/22/30	ALL	315,900	3,973,088
4.05%, 2/7/32	ALL	732,800	9,196,985
4.30%, 7/10/27	ALL	805,900	10,000,616
4.70%, 2/23/27	ALL	197,200	2,447,844
4.95%, 7/22/29	ALL	2,338,600	30,400,703
5.25%, 1/26/29	ALL	1,230,400	15,990,506
5.25%, 1/23/35	ALL	345,600	4,523,624
5.59%, 2/19/40	ALL	237,700	3,090,538
6.13%, 7/25/34	ALL	83,800	1,155,262
			$ 81,927,752
Angola — 0.5%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	11,814	$ 11,308,839
9.244%, 1/15/31(7)(14)	USD	10,961	11,707,071
9.375%, 3/31/33(7)	USD	13,133	13,923,117
			$ 36,939,027
Argentina — 3.6%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(21)	USD	236,908	$ 144,821,861
1.00%, 7/9/29	USD	1,094	668,762
Province of Santa Fe, 8.10%, 12/11/34(7)	USD	27,879	27,391,118
Provincia de Cordoba:
8.60%, 2/3/35(3)	USD	13,469	13,031,258
9.75%, 7/2/32(3)	USD	19,296	20,101,608
9.75%, 7/2/32(7)	USD	8,044	8,379,837
Provincia del Chubut Argentina, 9.45%, 4/29/36(3)	USD	45,743	47,229,647
			$ 261,624,091

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 2.6%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	11,461,293	$ 31,759,364
9.00%, 10/29/35	AMD	29,921,394	82,866,955
9.25%, 4/29/28	AMD	4,274,790	11,939,575
9.60%, 10/29/33	AMD	15,725,240	45,283,530
9.75%, 10/29/50	AMD	1,586,875	4,630,859
9.75%, 10/29/52	AMD	1,720,950	5,010,406
12.50%, 10/29/37	AMD	1,713,480	5,881,389
			$ 187,372,078
Barbados — 0.5%
Barbados Government International Bonds, 8.00%, 6/26/35(7)	USD	29,988	$ 32,232,602
			$ 32,232,602
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	1,489	$ 1,683,959
4.95%, 1/22/35(7)	EUR	1,365	1,449,376
Benin Sukuk SA, 6.20%, 1/29/33(3)	USD	3,798	3,606,108
			$ 6,739,443
Bosnia and Herzegovina — 0.6%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(7)	EUR	11,980	$ 14,266,179
6.375%, 5/8/33(7)(22)	EUR	27,220	31,346,146
			$ 45,612,325
Brazil — 1.9%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(23)	BRL	151,499	$ 134,366,539
			$ 134,366,539
Congo — 0.4%
DRC International Bonds, 9.50%, 4/16/37(7)	USD	27,561	$ 28,192,529
			$ 28,192,529
Egypt — 3.1%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 129,241,194
24.458%, 10/1/27	EGP	3,376,355	62,542,727
Egypt Government International Bonds, 9.45%, 2/4/33(7)	USD	27,153	29,369,625
			$ 221,153,546
Ethiopia — 1.1%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(9)	USD	78,039	$ 80,556,538
			$ 80,556,538
Security	Principal Amount (000's omitted)		Value
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(7)	USD	10,867	$ 10,560,807
			$ 10,560,807
Hungary — 0.6%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	9,261,420	$ 22,151,873
3.00%, 4/25/41	HUF	6,469,350	14,799,054
4.00%, 4/28/51	HUF	774,760	1,841,976
7.00%, 10/24/35	HUF	567,020	1,962,999
			$ 40,755,902
India — 1.8%
India Government Bonds:
7.09%, 8/5/54	INR	2,243,370	$ 22,333,566
7.24%, 8/18/55	INR	10,279,700	104,169,513
			$ 126,503,079
Kazakhstan — 4.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	15,551,379	$ 27,568,228
5.50%, 9/20/28	KZT	84,294	145,860
5.50%, 4/24/32	KZT	17,761,889	23,984,952
7.22%, 12/10/28	KZT	11,841,259	21,030,904
7.68%, 8/13/29	KZT	15,393,637	26,748,661
8.44%, 5/10/31	KZT	6,512,693	10,701,651
8.66%, 4/4/33	KZT	12,486,696	19,393,689
10.55%, 7/28/29	KZT	4,438,057	8,382,466
10.69%, 8/23/33	KZT	3,558,449	6,106,224
11.05%, 1/28/37	KZT	709,847	1,169,174
14.00%, 5/12/31	KZT	13,820,559	28,188,543
14.00%, 5/19/32	KZT	126,440	256,752
14.00%, 2/13/35	KZT	20,900,243	41,893,998
14.45%, 6/5/33	KZT	5,379,480	11,077,528
14.50%, 3/6/34	KZT	2,368,251	4,875,392
14.60%, 3/6/32	KZT	380,338	790,000
15.18%, 2/5/32	KZT	16,770,819	35,577,131
16.95%, 10/9/30	KZT	20,410,570	45,854,657
			$ 313,745,810
Kenya — 0.2%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(7)	USD	5,259	$ 5,023,766
8.70%, 2/26/39(7)	USD	4,216	3,984,149
8.80%, 10/9/38(7)	USD	3,674	3,504,068
			$ 12,511,983
Lebanon — 1.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(9)	USD	61,026	$ 15,561,630

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.00%, 1/27/23(7)(9)	USD	15,424	$ 3,911,912
6.10%, 10/4/22(7)(9)	USD	54,098	13,691,122
6.15%, 6/19/20(7)(9)	USD	13,831	3,503,133
6.20%, 2/26/25(7)(9)	USD	7,871	2,004,130
6.25%, 5/27/22(7)(9)	USD	7,356	1,864,930
6.25%, 11/4/24(7)(9)	USD	7,665	1,941,640
6.25%, 6/12/25(7)(9)	USD	10,667	2,720,085
6.375%, 3/9/20(7)(9)	USD	1,502	381,606
6.40%, 5/26/23(7)(9)	USD	50,759	12,947,352
6.60%, 11/27/26(7)(9)	USD	8,656	2,197,979
6.65%, 4/22/24(7)(9)	USD	55,574	14,174,149
6.65%, 11/3/28(7)(9)	USD	6,797	1,731,508
6.65%, 2/26/30(7)(9)	USD	12,184	3,137,246
6.75%, 11/29/27(7)(9)	USD	22,648	5,801,693
6.85%, 3/23/27(7)(9)	USD	6,022	1,530,800
6.85%, 5/25/29(7)(9)	USD	45,111	11,574,497
7.00%, 12/3/24(7)(9)	USD	6,240	1,584,492
7.00%, 3/20/28(7)(9)	USD	18,624	4,769,398
7.00%, 4/22/31(7)(9)	USD	28,145	7,378,476
7.00%, 3/23/32(7)(9)	USD	8,060	2,114,621
7.05%, 11/2/35(7)(9)	USD	4,499	1,178,459
7.25%, 3/23/37(7)(9)	USD	12,191	3,183,139
8.20%, 5/17/33(7)(9)	USD	4,499	1,186,622
8.25%, 4/12/21(7)(9)	USD	2,326	618,210
			$ 120,688,829
Mongolia — 0.3%
Mongolia Government International Bonds:
5.95%, 3/9/32(3)	USD	509	$ 513,705
6.625%, 2/25/30(3)	USD	2,400	2,471,727
6.625%, 2/25/30(7)(14)	USD	18,800	19,361,863
7.875%, 6/5/29(7)	USD	1,400	1,490,422
			$ 23,837,717
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(7)	USD	2,122	$ 1,744,017
			$ 1,744,017
New Zealand — 5.3%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(14)	NZD	56,655	$ 27,643,797
4.25%, 5/15/34(14)	NZD	95,188	55,037,791
4.25%, 5/15/36(14)	NZD	170,000	96,572,353
4.50%, 5/15/35(14)	NZD	135,850	79,354,985
5.00%, 5/15/54(14)	NZD	4,140	2,348,443
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(7)(14)(23)	NZD	91,475	51,699,932
Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Government Bonds Inflation-Linked: (continued)
3.25%, 9/20/50(14)(23)	NZD	109,235	$ 65,925,284
			$ 378,582,585
Nigeria — 1.0%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	47,578,457	$ 36,447,124
18.50%, 2/21/31	NGN	9,820,019	7,644,689
19.00%, 2/21/34	NGN	24,824,175	20,508,972
22.60%, 1/29/35	NGN	10,474,688	10,190,005
			$ 74,790,790
Paraguay — 0.5%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	147,849,000	$ 24,215,370
7.90%, 2/9/31(7)	PYG	18,824,000	3,083,079
8.50%, 3/4/35(3)	PYG	44,065,000	7,294,038
			$ 34,592,487
Poland — 1.9%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	547,441	$ 138,605,449
			$ 138,605,449
Serbia — 0.5%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,883,381
7.00%, 10/26/31	RSD	2,801,920	30,562,633
			$ 34,446,014
Sri Lanka — 1.4%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 604,237
8.75%, 9/15/37(4)	LKR	242,761	594,827
8.75%, 9/15/38(4)	LKR	242,761	589,442
8.75%, 9/15/39(4)	LKR	242,761	584,674
8.75%, 9/15/40(4)	LKR	242,761	580,452
8.75%, 9/15/41(4)	LKR	242,761	576,714
8.75%, 9/15/42(4)	LKR	242,761	573,403
8.75%, 9/15/43(4)	LKR	242,761	570,471
9.00%, 10/1/32	LKR	738,000	2,135,765
9.00%, 6/1/33	LKR	200,000	568,585
9.00%, 11/1/33	LKR	6,703,000	18,979,923
9.75%, 7/1/30	LKR	6,185,000	19,176,458
10.25%, 9/15/34	LKR	2,860,000	8,608,519
10.35%, 10/15/29	LKR	505,000	1,603,591
11.00%, 10/15/28	LKR	2,388,000	7,696,842
11.00%, 9/15/29	LKR	1,770,000	5,719,626
11.00%, 12/15/29	LKR	3,190,000	10,306,378
11.00%, 5/15/30	LKR	256,000	827,844

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.00%, 10/15/30	LKR	1,175,000	$ 3,797,966
11.25%, 3/15/31	LKR	210,000	683,990
11.50%, 12/15/32	LKR	1,320,000	4,274,654
11.75%, 6/15/29	LKR	252,000	829,451
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(3)(21)	USD	14,048	9,370,965
			$ 99,254,777
Suriname — 1.5%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(14)	USD	20,880	$ 21,730,860
7.70%, 11/6/30(7)	USD	3,609	3,756,067
8.50%, 11/6/35(3)(14)	USD	77,060	83,741,102
			$ 109,228,029
Tunisia — 0.0%†
Tunisian Republic, 3.50%, 2/3/33	JPY	400,000	$ 2,071,758
			$ 2,071,758
Turkey — 0.1%
Turkiye Government Bonds, 40.918%, 7/4/29(24)	TRY	356,175	$ 7,898,403
			$ 7,898,403
Uganda — 2.0%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	1,572,500	$ 403,241
14.375%, 2/3/33	UGX	11,158,600	2,915,840
15.00%, 6/18/43	UGX	55,618,000	14,288,345
15.80%, 6/23/39	UGX	292,811,800	78,942,976
16.25%, 11/8/35	UGX	162,706,900	45,627,876
			$ 142,178,278
Ukraine — 1.4%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(21)	USD	2,101	$ 1,073,527
0.00% to 2/1/27, 2/1/36(7)(21)	USD	10,512	5,376,044
4.00% to 2/1/27, 2/1/32(7)(21)	USD	9,553	7,335,466
4.50% to 2/1/27, 2/1/29(7)(21)	USD	5,799	4,529,696
4.50% to 2/1/27, 2/1/34(7)(21)	USD	47,258	29,047,487
4.50% to 2/1/27, 2/1/35(7)(21)	USD	69,797	42,256,709
4.50% to 2/1/27, 2/1/36(7)(21)	USD	24,453	14,538,970
			$ 104,157,899
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 5.00%, 4/30/34(7)	USD	8,000	$ 8,196,982
			$ 8,196,982
Uzbekistan — 4.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 20,109,806
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds:
1.00%, 4/13/29	UZS	564,642,500	$ 47,918,616
12.25%, 4/13/29	UZS	846,963,750	71,877,923
12.25%, 4/13/29(7)	UZS	846,963,750	71,877,923
15.50%, 2/25/28(7)	UZS	510,000,000	45,909,695
16.25%, 10/12/26(7)	UZS	367,300,000	31,928,295
16.625%, 5/29/27(7)	UZS	60,000,000	5,328,308
			$ 294,950,566
Venezuela — 1.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(9)	USD	12,618	$ 5,472,841
7.00%, 12/1/18(7)(9)	USD	15,119	6,671,259
7.00%, 3/31/38(7)(9)	USD	846	399,735
7.65%, 4/21/25(7)(9)	USD	14,979	7,111,280
7.75%, 10/13/19(7)(9)	USD	26,661	12,257,349
8.25%, 10/13/24(7)(9)(14)	USD	33,078	16,001,579
9.00%, 5/7/23(7)(9)	USD	21,487	10,824,127
9.25%, 9/15/27(9)(14)	USD	12,103	6,387,358
9.25%, 5/7/28(7)(9)	USD	8,187	4,185,348
9.375%, 1/13/34(9)	USD	1,530	803,250
11.75%, 10/21/26(7)(9)	USD	6,970	3,988,468
11.95%, 8/5/31(7)(9)	USD	19,469	11,121,666
12.75%, 8/23/22(7)(9)(14)	USD	29,642	16,925,354
13.625%, 8/15/18(7)(9)	USD	4,253	2,413,577
13.625%, 8/15/49(9)	USD	3,536	2,006,680
			$ 106,569,871
Zambia — 2.6%
Zambia Government Bonds:
13.00%, 9/20/31(7)	ZMW	19,196	$ 962,607
13.00%, 6/26/33	ZMW	48,444	2,323,578
14.00%, 7/24/38	ZMW	17,389	803,461
14.50%, 2/16/28	ZMW	156,822	8,464,905
14.90%, 2/16/29	ZMW	177,500	9,647,188
14.98%, 2/16/31	ZMW	7,269	391,533
16.00%, 10/27/28	ZMW	54,785	3,044,184
16.00%, 11/24/28	ZMW	34,242	1,904,718
16.00%, 2/16/33	ZMW	174,735	9,479,812
16.10%, 1/26/31	ZMW	68,483	3,825,810
16.49%, 11/24/30	ZMW	78,755	4,457,376
16.60%, 2/16/36	ZMW	338,317	18,303,361
16.85%, 1/26/33	ZMW	101,376	5,633,151
16.95%, 12/22/32	ZMW	69,850	3,936,316
17.00%, 11/24/32	ZMW	92,335	5,158,151
17.19%, 1/26/36	ZMW	208,496	11,521,934
17.50%, 11/24/35	ZMW	109,572	6,128,467
17.50%, 12/22/35	ZMW	77,842	4,348,708
17.59%, 2/16/41	ZMW	1,176,683	63,450,481
18.49%, 5/27/32	ZMW	19,196	1,159,615
18.79%, 1/26/41	ZMW	68,482	3,887,357

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
18.99%, 10/27/40	ZMW	67,555	$ 3,871,018
18.99%, 11/24/40	ZMW	102,723	5,889,589
19.00%, 6/23/35	ZMW	34,242	1,995,859
19.00%, 8/18/35	ZMW	34,242	2,010,907
19.00%, 9/29/35	ZMW	11,985	703,382
22.50%, 11/25/34	ZMW	30,817	2,150,919
22.80%, 2/17/40	ZMW	2,587	170,924
26.50%, 4/30/39	ZMW	7,302	584,692
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	4,040	2,768,628
			$ 188,978,631
Total Sovereign Government Bonds (identified cost $3,283,620,221)			$3,491,567,133

Sovereign Loans — 1.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(24)	USD	1,897	$ 1,916,020
			$ 1,916,020
Bahamas — 0.3%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(24)	EUR	20,123	$ 24,195,376
			$ 24,195,376
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(24)	EUR	2,262	$ 2,654,796
			$ 2,654,796
Tanzania — 0.8%
Government of the United Republic of Tanzania:
Term Loan, 9.068%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(24)	USD	14,727	$ 14,635,227
Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(24)	USD	44,841	44,616,992
			$ 59,252,219
Total Sovereign Loans (identified cost $86,106,314)			$ 88,018,411

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-3, Class A, 2.74%, 5/24/44(3)	$59,067	$ 3,434,553
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,105,643)		$ 3,434,553

Short-Term Investments — 36.3%
Affiliated Fund — 10.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(27)	730,577,249	$ 730,577,249
Total Affiliated Fund (identified cost $730,577,249)		$ 730,577,249

Repurchase Agreements — 14.1%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,014,868(28)	EUR	1,802	$ 2,115,210
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 11,517,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,063,248(28)	USD	13,345	13,345,324
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 6,435,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $6,740,210(28)	USD	7,457	7,456,556
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,621,279(28)	USD	7,961	7,961,336
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,190,992(28)	USD	14,911	14,911,180

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,787,959(28)	USD	7,226	$ 7,225,738
Dated 1/16/26 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,716,226(28)	EUR	6,083	7,138,724
Dated 2/10/26 with an interest rate of 2.76%, collateralized by USD 10,673,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $11,136,335(28)	USD	11,847	11,847,030
Dated 3/10/26 with an interest rate of 3.25%, collateralized by USD 6,066,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $4,611,969(28)	USD	5,065	5,065,110
Dated 3/25/26 with an interest rate of 3.15%, collateralized by USD 12,027,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $12,546,774(28)	USD	12,388	12,387,810
Dated 4/2/26 with an interest rate of 2.75%, collateralized by USD 1,977,000 Egypt Government International Bonds, 8.15%, due 11/20/59 and a market value, including accrued interest, of $1,775,356(28)	USD	1,797	1,796,599
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 1,500,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $1,218,099(28)	USD	1,245	1,245,000
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 18,212,000 Saudi Government International Bonds, 3.75%, due 1/21/55 and a market value, including accrued interest, of $12,733,378(28)	USD	13,181	13,180,935
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,004,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $14,732,423(28)	USD	15,773	15,773,320
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,666,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $12,681,626(28)	USD	13,127	13,127,055
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 19,667,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $19,123,310(28)	USD	20,405	20,404,512
Dated 4/2/26 with an interest rate of 3.15%, collateralized by USD 20,587,000 Saudi Government International Bonds, 5.00%, due 1/18/53 and a market value, including accrued interest, of $18,037,245(28)	USD	18,708	18,708,436
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/7/26 with an interest rate of 2.75%, collateralized by USD 19,004,000 Saudi Government International Bonds, 3.25%, due 11/17/51 and a market value, including accrued interest, of $12,459,168(28)	USD	12,875	$ 12,875,210
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 9,502,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $6,031,804(28)	USD	6,461	6,461,360
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 15,837,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $13,878,750(28)	USD	15,164	15,163,928
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 8,771,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $8,285,875(28)	USD	8,881	8,880,638
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 11,761,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $9,942,165(28)	USD	10,820	10,820,120
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 6,258,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $6,528,454(28)	USD	7,352	7,351,523
JPMorgan Chase Bank, N.A.:
Dated 4/7/26 with an interest rate of 1.50%, collateralized by USD 11,204,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $11,735,402(28)	USD	11,880	11,880,130
Dated 4/16/26 with an interest rate of 2.85%, collateralized by USD 39,592,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $38,717,434(28)	USD	38,999	38,998,670
Dated 4/16/26 with an interest rate of 3.15%, collateralized by USD 19,796,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $17,348,218(28)	USD	17,453	17,453,473
Merrill Lynch International:
Dated 12/12/25 with an interest rate of 2.75%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,651,757(28)	USD	6,803	6,802,928
Dated 3/30/26 with an interest rate of 3.50%, collateralized by USD 7,867,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $7,640,156(28)	USD	7,523	7,522,819

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Merrill Lynch International: (continued)
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 19,666,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $19,122,338(28)	USD	19,912	$ 19,911,825
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 23,600,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $15,218,467(28)	USD	15,458	15,458,000
Nomura International PLC:
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,407,365(28)	USD	3,432	3,432,099
Dated 12/11/25 with an interest rate of 3.15%, collateralized by USD 19,297,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $18,253,367(28)	USD	19,147	19,147,448
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,087,325(28)	USD	2,243	2,243,480
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 40,800,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $32,408,400(28)	USD	35,129	35,128,800
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $49,184,400(28)	USD	51,806	51,806,254
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $20,449,929(28)	USD	22,215	22,215,480
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 23,300,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $18,507,738(28)	USD	20,074	20,073,532
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $27,980,502(28)	USD	30,383	30,383,010
Dated 1/28/26 with an interest rate of 0.75%, collateralized by USD 8,571,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $8,438,423(28)	USD	9,258	9,258,287
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 40,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $39,175,273(28)	USD	41,941	$ 41,941,200
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 40,454,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $40,416,952(28)	USD	43,377	43,377,206
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 7,947,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $8,006,642(28)	USD	8,641	8,640,574
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 15,956,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $15,584,318(28)	USD	17,550	17,549,605
Dated 2/19/26 with an interest rate of 3.20%, collateralized by EUR 19,900,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $24,869,524(28)	USD	26,054	26,053,516
Dated 2/23/26 with an interest rate of 3.20%, collateralized by USD 8,260,000 Hungary Government International Bonds, 6.75%, due 9/25/52 and a market value, including accrued interest, of $8,961,952(28)	USD	9,709	9,709,424
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 36,400,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $35,478,991(28)	USD	38,144	38,144,165
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 15,854,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,972,985(28)	USD	17,246	17,245,984
Dated 2/25/26 with an interest rate of 3.20%, collateralized by EUR 5,672,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $3,587,115(28)	USD	3,696	3,695,646
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 15,485,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,601,215(28)	USD	16,885	16,885,231
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 12,764,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $13,159,718(28)	USD	14,127	14,127,259
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 21,505,000 Global Sukuk Ventures, 4.250%, due 11/10/35 and a market value, including accrued interest, of $21,459,422(28)	USD	22,721	22,721,377

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 16,110,000 Abu Dhabi Government International Bonds, 3.125%, due 9/30/49 and a market value, including accrued interest, of $10,800,528(28)	USD	11,989	$ 11,988,861
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 20,310,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $19,365,752(28)	USD	21,299	21,298,843
Dated 3/13/26 with an interest rate of 3.20%, collateralized by USD 11,817,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $11,541,733(28)	USD	12,172	12,172,101
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 2,400,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $2,837,223(28)	USD	2,958	2,957,976
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 11,925,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $12,351,995(28)	USD	12,579	12,578,848
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 7,909,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $8,154,200(28)	USD	8,164	8,164,105
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 39,591,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $39,584,150(28)	USD	40,856	40,855,537
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 19,667,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $20,390,143(28)	USD	21,084	21,084,007
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 7,918,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $7,999,083(28)	USD	8,322	8,322,214
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 15,623,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $12,111,379(28)	USD	12,951	12,951,076
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 23,434,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $21,755,666(28)	USD	22,391	22,391,187
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 3,989,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $3,723,645(28)	USD	4,015	4,014,629
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 4,833,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $3,674,521(28)	USD	3,930	$ 3,930,316
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 6,372,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $5,847,393(28)	USD	6,155	6,155,352
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 10,306,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $10,045,350(28)	USD	10,810	10,810,479
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 12,230,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $9,931,567(28)	USD	10,902	10,902,434
Total Repurchase Agreements (identified cost $1,017,545,500)			$1,017,628,041

Sovereign Government Securities — 9.5%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	790,730	$ 9,482,891
			$ 9,482,891
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	27,316,791	$ 58,723,255
			$ 58,723,255
Nigeria — 8.5%
Nigeria OMO Bills:
0.00%, 5/19/26	NGN	22,851,680	$ 16,556,109
0.00%, 5/26/26	NGN	119,461,925	86,200,996
0.00%, 6/2/26	NGN	51,582,638	36,963,601
0.00%, 6/23/26	NGN	37,417,178	26,589,567
0.00%, 6/30/26	NGN	96,758,571	68,510,957
0.00%, 7/7/26	NGN	33,110,415	23,361,467
0.00%, 7/10/26	NGN	3,894,537	2,727,464
0.00%, 7/14/26	NGN	134,599,485	94,641,019
0.00%, 7/28/26	NGN	15,354,395	10,724,245
0.00%, 8/4/26	NGN	12,905,236	8,982,706
0.00%, 8/11/26	NGN	93,489,986	64,847,492
0.00%, 8/18/26	NGN	13,343,333	9,154,144
0.00%, 8/25/26	NGN	10,572,185	7,282,958
0.00%, 9/1/26	NGN	14,234,560	9,772,708
0.00%, 9/8/26	NGN	34,682,922	23,689,827
0.00%, 9/22/26	NGN	15,438,704	10,402,336

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 1/12/27	NGN	109,636,543	$ 71,081,809
0.00%, 1/19/27	NGN	63,799,015	41,254,923
			$ 612,744,328
Total Sovereign Government Securities (identified cost $661,150,543)			$ 680,950,474

U.S. Treasury Obligations — 2.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(29)	$52,700	$ 52,631,918
0.00%, 5/21/26(29)	25,626	25,574,939
0.00%, 5/28/26(29)	1,690	1,685,481
0.00%, 6/11/26(29)	1,698	1,691,048
0.00%, 6/18/26(29)	16,549	16,469,695
0.00%, 7/9/26(29)	53,370	53,001,875
0.00%, 7/16/26(29)	36,630	36,353,062
Total U.S. Treasury Obligations (identified cost $187,409,346)		$ 187,408,018
Total Short-Term Investments (identified cost $2,596,682,638)		$2,616,563,782

Total Purchased Options and Swaptions — 0.3% (identified cost $39,386,977)	$ 21,155,396
Total Investments — 110.9% (identified cost $7,564,758,527)	$7,990,455,947
Less Unfunded Loan Commitments — (1.7)%	$ (120,299,206)
Net Investments — 109.2% (identified cost $7,444,459,321)	$7,870,156,741
Total Written Options — (0.0)%† (premiums received $6,131,228)	$ (1,830,314)

Securities Sold Short — (14.8)%
Exchange-Traded Funds — (4.1)%
Security	Shares	Value
United States — (4.1)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (87,516,189)
iShares JPMorgan USD Emerging Markets Bond ETF	(2,120,819)	(203,174,460)
Total Exchange-Traded Funds (proceeds $282,163,167)		$ (290,690,649)
Sovereign Government Bonds — (10.7)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,392,700)
			$ (7,392,700)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (18,140,801)
			$ (18,140,801)
Bahrain — (0.3)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(8,771)	$ (8,062,489)
7.50%, 7/7/37(7)	USD	(10,673)	(10,882,851)
			$ (18,945,340)
Egypt — (0.9)%
Egypt Government International Bonds:
7.30%, 9/30/33(7)	USD	(27,773)	$ (26,951,467)
7.50%, 2/16/61(7)	USD	(5,839)	(4,650,419)
7.625%, 5/29/32(7)	USD	(20,673)	(20,648,362)
8.75%, 9/30/51(7)	USD	(3,989)	(3,693,589)
8.875%, 5/29/50(7)	USD	(10,306)	(9,659,161)
			$ (65,602,998)
Hungary — (1.1)%
Hungary Government International Bonds:
1.50%, 11/17/50(7)	EUR	(5,651)	$ (3,528,861)
4.50%, 6/16/34(7)	EUR	(19,900)	(23,950,976)
5.50%, 6/16/34(7)	USD	(11,925)	(12,106,042)
5.50%, 3/26/36(7)	USD	(39,286)	(39,370,771)
7.625%, 3/29/41	USD	(2,400)	(2,820,956)
			$ (81,777,606)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia — (3.6)%
Indonesia Government International Bonds:
3.85%, 10/15/30	USD	(36,400)	$ (35,416,707)
4.20%, 10/15/50	USD	(64,100)	(50,796,485)
4.30%, 3/31/52	USD	(34,800)	(27,851,645)
4.65%, 9/20/32	USD	(40,454)	(40,202,715)
4.90%, 4/16/36	USD	(40,000)	(39,093,606)
5.45%, 9/20/52	USD	(21,200)	(20,318,341)
5.65%, 1/11/53	USD	(49,290)	(48,333,463)
			$ (262,012,962)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (14,155,421)
6.50%, 7/21/45(7)	USD	(14,022)	(15,273,865)
			$ (29,429,286)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(7)	EUR	(10,844)	$ (12,119,281)
			$ (12,119,281)
Qatar — (0.6)%
Global Sukuk Ventures, 4.25%, 11/10/35(7)	USD	(21,505)	$ (21,025,289)
Qatar Government International Bonds:
4.817%, 3/14/49(7)	USD	(6,372)	(5,807,320)
5.103%, 4/23/48(7)	USD	(20,310)	(19,342,721)
			$ (46,175,330)
Saudi Arabia — (1.8)%
Saudi Government International Bonds:
3.45%, 2/2/61(7)	USD	(9,502)	$ (5,950,760)
4.875%, 7/18/33(7)	USD	(7,918)	(7,888,643)
4.875%, 1/12/36(7)	USD	(39,591)	(38,999,770)
5.00%, 4/17/49(7)	USD	(35,633)	(31,157,682)
5.25%, 1/16/50(7)	USD	(15,730)	(14,362,558)
5.75%, 1/16/54(7)	USD	(35,633)	(34,248,291)
			$ (132,607,704)
United Arab Emirates — (1.4)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(7)	USD	(33,826)	$ (21,683,040)
3.125%, 9/30/49(7)	USD	(16,110)	(10,757,176)
4.25%, 3/5/36(7)	USD	(7,867)	(7,588,146)
5.50%, 4/30/54(7)	USD	(39,333)	(38,239,638)
Security	Principal Amount (000's omitted)		Value
United Arab Emirates (continued)
UAE International Government Bonds, 4.857%, 7/2/34(7)	USD	(19,667)	$ (20,074,387)
			$ (98,342,387)
Total Sovereign Government Bonds (proceeds $774,639,336)			$ (772,546,395)
Total Securities Sold Short (proceeds $1,056,802,503)			$(1,063,237,044)

Other Assets, Less Liabilities — 5.6%	$ 400,583,242
Net Assets — 100.0%	$7,205,672,625
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $358,480,510 or 5.0% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $819,207,385 or 11.4% of the Portfolio's net assets.
(8)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security (see Note 5).
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $120,299,206. See Note 1F for description.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(22)	When-issued security.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	Bank of America, N.A.	EUR	383,294,000	EUR	1.13	7/23/26	$ 681,527
Call USD vs. Put EUR	Barclays Bank PLC	EUR	280,991,000	EUR	1.10	1/25/27	1,179,311
Call USD vs. Put EUR	Citibank, N.A.	EUR	241,000,000	EUR	1.12	5/27/26	57,136
Call USD vs. Put EUR	Goldman Sachs International	EUR	377,000,000	EUR	1.12	5/27/26	88,493
Put USD vs. Call CNH	Bank of America, N.A.	USD	82,000,000	CNH	6.60	11/4/26	210,494
Put USD vs. Call CNH	Barclays Bank PLC	USD	63,180,000	CNH	6.75	7/7/26	128,887
Put USD vs. Call CNH	Barclays Bank PLC	USD	14,520,000	CNH	6.72	7/16/26	23,188
Put USD vs. Call CNH	Barclays Bank PLC	USD	76,000,000	CNH	6.60	11/4/26	195,092
Put USD vs. Call CNH	Citibank, N.A.	USD	78,500,000	CNH	6.72	7/16/26	125,365
Put USD vs. Call CNH	Citibank, N.A.	USD	48,000,000	CNH	6.60	11/4/26	123,216
Put USD vs. Call CNH	Goldman Sachs International	USD	71,000,000	CNH	6.60	11/4/26	182,257
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	108,000,000	CNH	6.72	7/15/26	164,268
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	99,000,000	CNH	6.60	11/4/26	254,133
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	47,388
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	25,323
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	24,696

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Bank of America, N.A.	USD	50,700,000	KRW	1,440.00	9/8/26	$ 399,415
Put USD vs. Call KRW	Barclays Bank PLC	USD	38,000,000	KRW	1,420.00	9/17/26	382,546
Put USD vs. Call KRW	Barclays Bank PLC	USD	35,000,000	KRW	1,425.00	10/1/26	422,590
Put USD vs. Call KRW	Citibank, N.A.	USD	33,000,000	KRW	1,440.00	9/10/26	261,525
Put USD vs. Call KRW	Citibank, N.A.	USD	39,000,000	KRW	1,420.00	9/22/26	404,703
Put USD vs. Call KRW	Goldman Sachs International	USD	54,000,000	KRW	1,440.00	8/4/26	379,836
Put USD vs. Call KRW	Goldman Sachs International	USD	1,600,000	KRW	1,440.00	8/7/26	11,414
Put USD vs. Call KRW	Goldman Sachs International	USD	37,000,000	KRW	1,420.00	9/21/26	379,472
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	56,000,000	KRW	1,440.00	8/6/26	397,880
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	28,400,000	KRW	1,440.00	8/6/26	201,782
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	32,000,000	KRW	1,440.00	9/8/26	252,096
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	35,000,000	KRW	1,420.00	9/28/26	374,570
Put USD vs. Call KRW	Standard Chartered Bank	USD	23,700,000	KRW	1,440.00	9/14/26	189,244
Total							$7,567,847
Purchased Call Futures Style Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	793	EUR	26,258,450	USD	85.00	8/26/26	$(4,417,031)
ICE Brent Crude Oil Futures 07/26	1,473	USD	154,768,110	USD	150.00	5/26/26	(4,974,215)
Total							$(9,391,246)
Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	242,415,000	1/27/27	$2,213,007
Total					$2,213,007
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	1,617	$139,486,463	$3,700.00	12/2/26	$5,359,142
Total					$5,359,142

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
CME E-mini S&P 500 Index Futures 06/26	955	USD	345,889,063	USD	6,100	6/18/26	$ 635,075
Euro STOXX 50 Index	2,227	EUR	130,981,228	EUR	5,350	5/15/26	219,625
NYMEX Light Sweet Crude Oil Futures 06/26	341	USD	35,828,870	USD	42	5/14/26	3,410
NYMEX Light Sweet Crude Oil Futures 06/26	294	USD	30,890,580	USD	50	5/14/26	2,940
NYMEX Light Sweet Crude Oil Futures 06/26	755	USD	79,327,850	USD	60	5/14/26	22,650
NYMEX Light Sweet Crude Oil Futures 09/26	926	USD	97,294,820	USD	60	8/17/26	777,840
NYMEX Light Sweet Crude Oil Futures 12/26	473	USD	49,698,110	USD	50	11/17/26	373,670
NYMEX Light Sweet Crude Oil Futures 12/26	976	USD	102,548,320	USD	55	11/17/26	1,220,000
NYMEX Light Sweet Crude Oil Futures 12/26	253	USD	26,582,710	USD	58	11/17/26	412,390
NYMEX Light Sweet Crude Oil Futures 12/26	1,204	USD	126,504,280	USD	60	11/17/26	2,347,800
Total							$6,015,400
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$ (659,419)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(531,179)
Call USD vs. Put KRW	Barclays Bank PLC	USD	38,000,000	KRW	1,590.00	9/17/26	(164,692)
Call USD vs. Put KRW	Barclays Bank PLC	USD	35,000,000	KRW	1,610.00	10/1/26	(131,250)
Call USD vs. Put KRW	Citibank, N.A.	USD	39,000,000	KRW	1,630.00	9/22/26	(102,336)
Call USD vs. Put KRW	Goldman Sachs International	USD	37,000,000	KRW	1,600.00	9/21/26	(143,893)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	35,000,000	KRW	1,630.00	9/28/26	(97,545)
Total							$(1,830,314)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	44,383,562	USD	8,892,488	5/4/26	$ 70,629
USD	8,869,705	BRL	44,383,562	5/4/26	(93,412)
BRL	135,616,438	USD	27,185,815	5/5/26	201,486
BRL	107,700,000	USD	21,559,403	5/5/26	190,263
USD	48,772,538	BRL	243,316,438	5/5/26	(364,430)
PHP	37,354,270	USD	637,891	5/7/26	(30,255)
PHP	75,000,000	USD	1,308,521	5/7/26	(88,507)
PHP	372,445,730	USD	6,410,426	5/7/26	(351,903)
USD	5,234,863	PHP	293,100,000	5/7/26	467,047
USD	2,084,115	PHP	116,700,000	5/7/26	185,772
USD	1,340,411	PHP	75,000,000	5/7/26	120,396

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	182,338,500	USD	3,166,259	5/12/26	$ (200,145)
PHP	248,810,849	USD	4,261,262	5/12/26	(213,838)
PHP	429,984,000	USD	7,341,996	5/12/26	(347,415)
PHP	417,603,700	USD	7,140,966	5/12/26	(347,776)
PHP	465,800,000	USD	7,961,713	5/12/26	(384,510)
PHP	374,554,469	USD	6,485,230	5/12/26	(392,325)
PHP	374,616,200	USD	6,504,883	5/12/26	(410,973)
PHP	369,645,900	USD	6,434,499	5/12/26	(421,442)
PHP	503,941,310	USD	8,785,588	5/12/26	(587,937)
PHP	515,980,000	USD	8,986,850	5/12/26	(593,365)
PHP	609,140,000	USD	10,653,026	5/12/26	(744,100)
PHP	687,397,300	USD	11,981,825	5/12/26	(799,882)
PHP	1,027,802,600	USD	17,572,279	5/12/26	(852,938)
PHP	1,325,000,000	USD	22,707,798	5/12/26	(1,153,925)
PHP	1,198,551,900	USD	20,848,007	5/12/26	(1,351,074)
USD	19,422,666	PHP	1,090,000,000	5/12/26	1,691,555
USD	14,407,684	PHP	810,000,000	5/12/26	1,231,354
USD	13,178,985	PHP	740,000,000	5/12/26	1,141,350
USD	13,535,784	PHP	762,200,000	5/12/26	1,137,020
USD	13,005,523	PHP	730,000,000	5/12/26	1,130,559
USD	12,430,302	PHP	700,000,000	5/12/26	1,043,350
USD	12,412,448	PHP	700,000,000	5/12/26	1,025,496
USD	10,634,150	PHP	600,000,000	5/12/26	873,905
USD	7,862,364	PHP	441,000,000	5/12/26	688,584
USD	7,094,840	PHP	400,000,000	5/12/26	588,011
USD	7,093,834	PHP	400,000,000	5/12/26	587,004
USD	6,449,532	PHP	362,000,000	5/12/26	560,852
USD	4,705,778	PHP	264,700,000	5/12/26	399,883
USD	4,261,226	PHP	237,900,000	5/12/26	391,289
USD	3,205,300	PHP	179,000,000	5/12/26	293,494
USD	3,189,025	PHP	179,000,000	5/12/26	277,219
USD	1,947,096	PHP	108,500,000	5/12/26	182,119
CLP	31,116,000,000	USD	34,755,995	5/13/26	(174,929)
BRL	356,000,000	USD	70,699,869	6/2/26	674,373
BRL	243,316,438	USD	48,432,266	6/2/26	350,112
BRL	75,555,556	USD	15,018,208	6/2/26	129,883
BRL	9,444,444	USD	1,873,965	6/2/26	19,547
BRL	44,383,562	USD	8,800,413	6/3/26	95,760
CLP	7,521,500,000	USD	8,139,183	6/17/26	220,212
CLP	3,335,800,000	USD	3,762,251	6/17/26	(54,843)
CLP	9,233,000,000	USD	10,372,875	6/17/26	(111,320)
CLP	7,578,100,000	USD	8,548,047	6/17/26	(125,747)
CLP	16,103,000,000	USD	18,163,873	6/17/26	(267,000)
EUR	27,940,000	USD	32,336,426	6/17/26	520,328

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	43,374,216	USD	50,698,603	6/17/26	$ 308,409
EUR	15,158,896	USD	17,544,185	6/17/26	282,305
EUR	29,394,980	USD	34,358,763	6/17/26	209,011
EUR	26,159,593	USD	30,577,033	6/17/26	186,006
EUR	22,298,587	USD	26,064,038	6/17/26	158,553
EUR	8,055,561	USD	9,323,123	6/17/26	150,019
EUR	20,820,119	USD	24,335,908	6/17/26	148,040
EUR	18,221,432	USD	21,298,394	6/17/26	129,562
EUR	6,804,000	USD	7,874,626	6/17/26	126,711
EUR	14,566,404	USD	17,026,160	6/17/26	103,573
EUR	4,935,154	USD	5,711,712	6/17/26	91,908
EUR	5,388,517	USD	6,298,449	6/17/26	38,315
EUR	1,802,376	USD	2,085,984	6/17/26	33,566
EUR	514,058	USD	594,946	6/17/26	9,573
INR	417,213,577	USD	4,441,112	6/17/26	(68,095)
INR	732,000,000	USD	7,795,527	6/17/26	(123,082)
INR	1,098,000,000	USD	11,690,801	6/17/26	(182,133)
TWD	2,255,000,000	USD	71,049,356	6/17/26	212,905
TWD	753,000,000	USD	23,620,211	6/17/26	176,012
TWD	450,500,000	USD	14,119,159	6/17/26	117,492
TWD	269,270,000	USD	8,447,660	6/17/26	61,781
TWD	751,000,000	USD	23,681,703	6/17/26	51,316
USD	10,717,410	CLP	9,900,100,000	6/17/26	(285,561)
USD	11,734,831	CLP	10,857,300,000	6/17/26	(331,972)
USD	58,690,040	CLP	54,130,000,000	6/17/26	(1,470,037)
USD	209,962	EUR	181,416	6/17/26	(3,379)
USD	223,165	EUR	192,824	6/17/26	(3,591)
USD	731,612	EUR	632,143	6/17/26	(11,772)
USD	3,072,234	EUR	2,628,391	6/17/26	(18,689)
USD	1,670,717	EUR	1,443,568	6/17/26	(26,884)
USD	1,978,996	EUR	1,709,934	6/17/26	(31,844)
USD	9,415,864	EUR	8,055,561	6/17/26	(57,279)
USD	10,228,490	EUR	8,750,788	6/17/26	(62,222)
USD	4,991,940	EUR	4,313,241	6/17/26	(80,326)
USD	7,328,869	EUR	6,332,444	6/17/26	(117,929)
USD	26,182,576	EUR	22,400,000	6/17/26	(159,274)
USD	9,982,895	EUR	8,625,631	6/17/26	(160,635)
USD	17,924,190	EUR	15,487,236	6/17/26	(288,419)
USD	22,182,085	EUR	19,166,232	6/17/26	(356,933)
USD	24,906,544	EUR	21,520,277	6/17/26	(400,773)
USD	31,051,765	EUR	26,830,000	6/17/26	(499,656)
USD	32,280,196	EUR	27,891,415	6/17/26	(519,423)
USD	113,569,451	EUR	97,162,162	6/17/26	(690,865)
USD	44,252,148	EUR	38,235,673	6/17/26	(712,064)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,550,920	EUR	44,542,112	6/17/26	$ (829,509)
USD	54,555,509	EUR	47,138,200	6/17/26	(877,856)
USD	56,971,003	EUR	49,225,286	6/17/26	(916,724)
USD	61,663,736	EUR	53,280,000	6/17/26	(992,235)
USD	62,493,248	EUR	53,996,733	6/17/26	(1,005,583)
USD	64,359,675	EUR	55,609,403	6/17/26	(1,035,616)
USD	83,275,139	EUR	71,953,140	6/17/26	(1,339,986)
USD	132,170,951	EUR	114,201,129	6/17/26	(2,126,771)
USD	169,046,789	EUR	146,063,367	6/17/26	(2,720,143)
USD	103,654,180	INR	9,646,897,609	6/17/26	2,540,396
USD	29,505,047	INR	2,745,978,704	6/17/26	723,121
USD	20,973,889	INR	1,952,000,000	6/17/26	514,036
USD	16,062,673	INR	1,507,000,000	6/17/26	267,080
USD	15,039,104	INR	1,423,000,000	6/17/26	123,955
USD	15,992,071	INR	1,514,810,500	6/17/26	114,611
USD	8,653,444	INR	815,800,000	6/17/26	102,651
USD	4,007,640	INR	376,000,000	6/17/26	66,603
USD	5,259,826	INR	496,000,000	6/17/26	61,011
USD	3,735,489	INR	352,000,000	6/17/26	46,007
USD	3,734,193	INR	352,000,000	6/17/26	44,712
USD	3,984,746	INR	377,000,000	6/17/26	33,227
USD	4,098,029	INR	388,189,500	6/17/26	29,228
USD	3,979,396	INR	377,000,000	6/17/26	27,877
USD	3,957,241	INR	375,000,000	6/17/26	26,685
USD	3,969,773	INR	376,500,000	6/17/26	23,495
USD	3,973,817	INR	377,000,000	6/17/26	22,298
USD	3,973,160	INR	377,000,000	6/17/26	21,641
USD	3,967,811	INR	376,500,000	6/17/26	21,533
USD	2,973,050	INR	282,000,000	6/17/26	17,272
USD	61,245	INR	5,700,000	6/17/26	1,501
USD	69,275,135	PHP	4,101,850,000	6/17/26	2,581,535
USD	24,363,332	PHP	1,442,577,276	6/17/26	907,899
USD	14,847,972	PHP	895,110,000	6/17/26	294,025
USD	13,438,405	PHP	808,588,844	6/17/26	291,240
USD	12,275,810	PHP	744,000,000	6/17/26	178,820
USD	10,423,304	PHP	631,548,000	6/17/26	154,716
USD	7,473,767	PHP	451,210,000	6/17/26	137,365
USD	6,700,050	PHP	404,080,000	6/17/26	129,953
USD	7,447,369	PHP	450,752,000	6/17/26	118,414
USD	8,327,291	PHP	505,300,000	6/17/26	111,418
USD	5,674,318	PHP	342,360,000	6/17/26	107,752
USD	8,465,514	PHP	514,280,000	6/17/26	103,633
USD	7,375,833	PHP	447,381,156	6/17/26	101,686
USD	5,555,316	PHP	335,680,000	6/17/26	97,363

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,686,097	PHP	222,293,000	6/17/26	$ 71,747
USD	3,697,741	PHP	223,010,000	6/17/26	71,733
USD	3,583,096	PHP	216,290,000	6/17/26	66,351
USD	3,703,740	PHP	223,817,000	6/17/26	64,611
USD	3,712,932	PHP	224,420,000	6/17/26	63,998
USD	3,660,261	PHP	221,530,000	6/17/26	58,318
USD	3,730,252	PHP	225,960,000	6/17/26	56,279
USD	3,572,160	PHP	216,280,000	6/17/26	55,578
USD	3,324,089	PHP	201,360,000	6/17/26	50,097
TWD	363,300,200	USD	11,335,420	7/8/26	139,634
TWD	302,690,000	USD	9,438,416	7/8/26	122,228
TWD	302,750,000	USD	9,443,997	7/8/26	118,542
TWD	243,820,000	USD	7,611,050	7/8/26	90,150
TWD	242,210,000	USD	7,560,769	7/8/26	89,578
TWD	241,800,000	USD	7,553,653	7/8/26	83,744
TWD	120,920,000	USD	3,770,627	7/8/26	48,704
TWD	239,359,800	USD	7,520,605	7/8/26	39,717
TWD	188,900,000	USD	5,941,485	7/8/26	25,035
TWD	214,721,600	USD	6,786,397	7/8/26	(4,287)
TWD	170,651,400	USD	5,395,750	7/8/26	(5,624)
TWD	213,195,000	USD	6,743,050	7/8/26	(9,158)
TWD	211,057,800	USD	6,681,370	7/8/26	(14,983)
TWD	243,647,700	USD	7,712,811	7/8/26	(17,053)
TWD	266,127,400	USD	8,423,086	7/8/26	(17,293)
TWD	316,728,000	USD	10,021,769	7/8/26	(17,726)
TWD	173,025,400	USD	5,485,382	7/8/26	(20,271)
TWD	271,875,200	USD	8,607,731	7/8/26	(20,391)
TWD	188,970,500	USD	5,989,556	7/8/26	(20,810)
USD	184,696,832	IDR	3,142,801,300,000	9/17/26	4,305,501
USD	171,560,296	IDR	2,919,270,000,000	9/17/26	3,999,273
USD	14,920,402	IDR	257,749,950,000	9/17/26	126,003
TWD	153,862,000	USD	4,820,238	10/8/26	35,304
TWD	180,621,000	USD	5,668,319	10/8/26	31,677
TWD	114,081,000	USD	3,575,198	10/8/26	24,944
TWD	114,151,000	USD	3,581,767	10/8/26	20,584
TWD	169,226,700	USD	5,360,680	10/8/26	(20,262)
TWD	176,070,000	USD	5,584,613	10/8/26	(28,236)
TWD	241,860,000	USD	7,665,927	10/8/26	(33,364)
TWD	297,550,000	USD	9,434,113	10/8/26	(44,097)
TWD	281,304,768	USD	8,913,923	10/22/26	(37,424)
TWD	517,023,532	USD	16,372,385	10/22/26	(57,840)
					$9,747,928

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,293,933,395	USD	4,953,537	Deutsche Bank AG	5/4/26	$ —	$ (2,085)
KZT	156,661,095	USD	340,809	Deutsche Bank AG	5/4/26	—	(2,656)
KZT	2,137,272,300	USD	3,826,808	ICBC Standard Bank plc	5/4/26	786,491	—
UGX	2,923,688,000	USD	811,009	Citibank, N.A.	5/4/26	—	(34,735)
UGX	22,141,044,000	USD	5,947,928	Citibank, N.A.	5/4/26	—	(69,218)
UGX	12,875,755,000	USD	3,477,584	Deutsche Bank AG	5/4/26	—	(58,918)
UGX	25,263,267,000	USD	6,782,139	Standard Chartered Bank	5/4/26	—	(74,442)
UGX	29,390,200,000	USD	8,186,685	Standard Chartered Bank	5/4/26	—	(383,238)
USD	6,584,445	EGP	349,304,833	Citibank, N.A.	5/4/26	69,995	—
USD	338,295	KZT	156,661,095	Deutsche Bank AG	5/4/26	142	—
USD	4,477,715	KZT	2,293,933,395	Deutsche Bank AG	5/4/26	—	(473,737)
USD	6,041,213	UGX	22,141,044,000	Citibank, N.A.	5/4/26	162,503	—
USD	785,414	UGX	2,923,688,000	Citibank, N.A.	5/4/26	9,140	—
USD	3,458,919	UGX	12,875,755,000	Deutsche Bank AG	5/4/26	40,253	—
USD	5,345,668	UGX	19,271,134,000	Standard Chartered Bank	5/4/26	228,953	—
USD	3,563,779	UGX	12,829,604,000	Standard Chartered Bank	5/4/26	157,367	—
USD	2,102,515	UGX	7,842,380,364	Standard Chartered Bank	5/4/26	20,270	—
USD	14,791,443	UYU	595,917,655	Bank of America, N.A.	5/4/26	6,239	—
USD	14,629,131	UYU	595,917,655	Bank of America, N.A.	5/4/26	—	(156,073)
UYU	595,917,655	USD	14,791,443	Bank of America, N.A.	5/4/26	—	(6,239)
UYU	595,917,655	USD	14,954,019	Bank of America, N.A.	5/4/26	—	(168,815)
USD	6,505,145	EGP	349,342,565	Citibank, N.A.	5/5/26	—	(6,466)
USD	2,247,434	ZMW	42,701,237	Citibank, N.A.	5/5/26	—	(39,112)
EUR	4,530,991	USD	5,343,474	Bank of America, N.A.	5/8/26	—	(24,933)
EUR	1,017,042	USD	1,193,748	BNP Paribas	5/8/26	69	—
EUR	2,252,073	USD	2,646,795	BNP Paribas	5/8/26	—	(3,280)
EUR	90,320,588	USD	105,800,760	Citibank, N.A.	5/8/26	218,831	—
EUR	3,196,889	USD	3,744,808	Citibank, N.A.	5/8/26	7,746	—
EUR	1,709,934	USD	2,003,002	Citibank, N.A.	5/8/26	4,143	—
EUR	456,915	USD	535,226	Citibank, N.A.	5/8/26	1,107	—
EUR	55,856,615	USD	65,739,980	Citibank, N.A.	5/8/26	—	(174,690)
EUR	12,593,153	USD	14,726,413	Deutsche Bank AG	5/8/26	55,609	—
EUR	2,549,657	USD	3,014,699	Deutsche Bank AG	5/8/26	—	(21,875)
EUR	53,163,258	USD	62,481,809	HSBC Bank USA, N.A.	5/8/26	—	(78,021)
EUR	8,935,606	USD	10,451,957	JPMorgan Chase Bank, N.A.	5/8/26	36,785	—
EUR	975,266	USD	1,140,214	JPMorgan Chase Bank, N.A.	5/8/26	4,567	—
EUR	1,130,347	USD	1,323,669	JPMorgan Chase Bank, N.A.	5/8/26	3,149	—
EUR	486,282	USD	568,349	JPMorgan Chase Bank, N.A.	5/8/26	2,456	—
EUR	6,708,895	USD	7,904,453	JPMorgan Chase Bank, N.A.	5/8/26	—	(29,457)
EUR	25,987,055	USD	30,618,076	JPMorgan Chase Bank, N.A.	5/8/26	—	(114,101)
EUR	14,372,659	USD	16,838,911	Standard Chartered Bank	5/8/26	31,921	—
EUR	18,279,252	USD	21,429,822	Standard Chartered Bank	5/8/26	26,624	—
EUR	802,639	USD	946,359	Standard Chartered Bank	5/8/26	—	(4,209)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	17,236,814	USD	20,185,760	State Street Bank and Trust Company	5/8/26	$ 47,057	$ —
EUR	8,041,428	USD	9,415,738	State Street Bank and Trust Company	5/8/26	23,405	—
EUR	3,352,704	USD	3,929,777	UBS AG	5/8/26	5,675	—
EUR	811,328	USD	955,975	UBS AG	5/8/26	—	(3,627)
USD	836,290	EUR	709,323	Bank of America, N.A.	5/8/26	3,677	—
USD	1,772,408	EUR	1,513,872	Bank of America, N.A.	5/8/26	—	(4,596)
USD	2,869,337	EUR	2,449,801	Bank of America, N.A.	5/8/26	—	(6,274)
USD	705,017	EUR	608,153	Bank of America, N.A.	5/8/26	—	(8,843)
USD	7,804,042	EUR	6,665,973	Bank of America, N.A.	5/8/26	—	(20,573)
USD	2,363,909	EUR	2,018,035	Citibank, N.A.	5/8/26	—	(4,889)
USD	5,054,432	EUR	4,314,896	Citibank, N.A.	5/8/26	—	(10,454)
USD	14,033,269	EUR	11,980,000	Citibank, N.A.	5/8/26	—	(29,025)
USD	33,832,966	EUR	28,882,717	Citibank, N.A.	5/8/26	—	(69,978)
USD	50,531,645	EUR	43,138,139	Citibank, N.A.	5/8/26	—	(104,516)
USD	71,414,102	EUR	60,965,192	Citibank, N.A.	5/8/26	—	(147,708)
USD	12,073,390	EUR	10,253,810	Deutsche Bank AG	5/8/26	37,322	—
USD	2,479,861	EUR	2,101,860	Deutsche Bank AG	5/8/26	12,667	—
USD	8,812,294	EUR	7,540,000	Deutsche Bank AG	5/8/26	—	(38,265)
USD	733,736	EUR	620,915	HSBC Bank USA, N.A.	5/8/26	4,897	—
USD	19,198,978	EUR	16,355,957	HSBC Bank USA, N.A.	5/8/26	124	—
USD	9,784,297	EUR	8,370,846	HSBC Bank USA, N.A.	5/8/26	—	(41,521)
USD	20,543,551	EUR	17,464,200	JPMorgan Chase Bank, N.A.	5/8/26	43,824	—
USD	6,952,077	EUR	5,905,180	JPMorgan Chase Bank, N.A.	5/8/26	20,493	—
USD	12,997,763	EUR	11,106,810	Standard Chartered Bank	5/8/26	—	(39,568)
USD	43,671,422	EUR	37,690,000	Standard Chartered Bank	5/8/26	—	(569,636)
USD	15,119,275	EUR	12,924,696	UBS AG	5/8/26	—	(51,916)
USD	3,322,183	VND	87,605,969,900	Citibank, N.A.	5/8/26	—	(1,129)
VND	87,605,969,900	USD	3,337,625	Citibank, N.A.	5/8/26	—	(14,312)
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(355,714)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	181,233	—
TRY	1,360,023,592	USD	29,814,856	Standard Chartered Bank	5/12/26	75,406	—
TRY	115,936,017	USD	2,545,547	Standard Chartered Bank	5/12/26	2,466	—
KZT	5,447,944,738	USD	11,319,934	Deutsche Bank AG	5/13/26	401,740	—
UGX	15,255,496,148	USD	4,096,876	Citibank, N.A.	5/13/26	—	(51,702)
USD	10,458,278	KZT	5,017,359,000	Deutsche Bank AG	5/13/26	—	(336,957)
USD	10,458,278	KZT	5,017,359,000	Deutsche Bank AG	5/13/26	—	(336,957)
USD	20,916,562	KZT	10,013,804,000	Deutsche Bank AG	5/13/26	—	(628,911)
USD	1,781,890	UGX	6,628,630,000	Citibank, N.A.	5/13/26	24,231	—
TRY	1,127,516,629	USD	24,119,228	Standard Chartered Bank	5/18/26	521,308	—
USD	24,024,538	TRY	1,127,516,629	Standard Chartered Bank	5/18/26	—	(615,998)
TRY	5,016,982,549	USD	106,921,470	Standard Chartered Bank	5/20/26	2,513,007	—
USD	106,786,625	TRY	5,016,982,549	Standard Chartered Bank	5/20/26	—	(2,647,852)
VND	61,590,554,000	USD	2,348,723	Goldman Sachs International	5/26/26	—	(15,629)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,108,560	UYU	605,400,000	Deutsche Bank AG	5/29/26	$ 111,137	$ —
KZT	12,245,054,577	USD	23,776,805	Bank of America, N.A.	6/8/26	2,297,653	—
KZT	6,193,359,654	USD	11,921,770	Bank of America, N.A.	6/8/26	1,266,288	—
KZT	6,187,315,937	USD	11,921,611	Bank of America, N.A.	6/8/26	1,253,579	—
KZT	5,273,747,643	USD	10,210,547	Bank of America, N.A.	6/8/26	1,019,302	—
KZT	12,608,659,737	USD	23,589,635	Deutsche Bank AG	6/8/26	3,259,080	—
USD	336,274	KZT	156,661,095	Deutsche Bank AG	6/8/26	2,681	—
USD	8,325,531	KZT	4,301,385,547	Deutsche Bank AG	6/8/26	—	(833,783)
USD	26,382,536	KZT	12,810,700,000	Deutsche Bank AG	6/8/26	—	(896,400)
USD	31,471,631	KZT	16,318,040,589	Deutsche Bank AG	6/8/26	—	(3,275,791)
USD	11,325,113	UYU	446,855,000	Citibank, N.A.	6/8/26	262,756	—
USD	3,306,061	UYU	131,449,000	Citibank, N.A.	6/8/26	51,906	—
USD	7,549,082	UYU	298,000,000	HSBC Bank USA, N.A.	6/8/26	171,784	—
KZT	10,847,122,000	USD	21,373,639	Deutsche Bank AG	6/11/26	1,696,631	—
KZT	10,809,719,000	USD	21,373,641	Deutsche Bank AG	6/11/26	1,617,078	—
KZT	10,789,415,000	USD	21,373,643	Deutsche Bank AG	6/11/26	1,573,893	—
USD	10,458,282	KZT	5,094,752,000	Deutsche Bank AG	6/11/26	—	(377,524)
USD	20,916,564	KZT	10,165,450,000	Deutsche Bank AG	6/11/26	—	(703,888)
KZT	5,560,242,096	USD	10,986,450	Deutsche Bank AG	6/12/26	834,704	—
KZT	5,559,143,452	USD	10,986,450	Deutsche Bank AG	6/12/26	832,368	—
KZT	5,552,551,580	USD	10,986,450	Deutsche Bank AG	6/12/26	818,354	—
KZT	5,559,143,452	USD	10,986,450	Deutsche Bank AG	6/15/26	818,345	—
KZT	2,223,217,921	USD	4,394,580	Deutsche Bank AG	6/15/26	326,405	—
MYR	345,062,530	USD	88,125,072	Barclays Bank PLC	6/16/26	—	(1,092,641)
MYR	188,000,000	USD	47,983,665	Goldman Sachs International	6/16/26	—	(565,892)
CZK	2,974,600,000	EUR	121,576,000	Barclays Bank PLC	6/17/26	274,862	—
EUR	60,315,744	CZK	1,477,223,051	Barclays Bank PLC	6/17/26	—	(207,525)
EUR	61,129,902	CZK	1,497,376,949	Societe Generale	6/17/26	—	(220,630)
EUR	704,792	HUF	258,659,830	Bank of America, N.A.	6/17/26	—	(2,673)
EUR	1,503,475	HUF	553,849,541	Bank of America, N.A.	6/17/26	—	(12,361)
EUR	2,425,722	HUF	918,718,779	Bank of America, N.A.	6/17/26	—	(100,733)
EUR	11,435,221	HUF	4,521,357,267	Bank of America, N.A.	6/17/26	—	(1,086,861)
EUR	470,824	HUF	182,208,517	Deutsche Bank AG	6/17/26	—	(32,052)
EUR	6,151,473	HUF	2,331,854,479	Deutsche Bank AG	6/17/26	—	(262,022)
EUR	6,614,159	HUF	2,552,734,493	Deutsche Bank AG	6/17/26	—	(427,958)
EUR	6,659,964	HUF	2,574,510,021	Deutsche Bank AG	6/17/26	—	(444,091)
EUR	2,088,103	HUF	764,429,344	Goldman Sachs International	6/17/26	—	(1,784)
EUR	8,308,706	HUF	3,159,881,306	Goldman Sachs International	6/17/26	—	(386,952)
EUR	16,238,986	HUF	6,150,629,690	Goldman Sachs International	6/17/26	—	(675,227)
EUR	106,250,865	HUF	42,391,969,999	Goldman Sachs International	6/17/26	—	(11,325,242)
EUR	3,295,405	HUF	1,289,337,252	HSBC Bank USA, N.A.	6/17/26	—	(269,402)
EUR	12,835,727	HUF	4,722,476,038	JPMorgan Chase Bank, N.A.	6/17/26	—	(86,419)
EUR	28,616,228	HUF	11,331,740,006	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,775,143)
EUR	616,755	HUF	225,933,293	Standard Chartered Bank	6/17/26	—	(999)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	603,470	HUF	231,997,139	UBS AG	6/17/26	$ —	$ (36,115)
EUR	1,308,262	HUF	512,466,728	UBS AG	6/17/26	—	(108,896)
EUR	9,114,874	HUF	3,502,561,727	UBS AG	6/17/26	—	(540,502)
EUR	12,557,000	HUF	4,931,603,600	UBS AG	6/17/26	—	(1,086,458)
EUR	121,476,619	PLN	521,900,000	Societe Generale	6/17/26	—	(1,115,435)
EUR	119,393,309	PLN	509,123,636	UBS AG	6/17/26	—	(40,926)
HUF	4,551,795,141	EUR	12,521,984	Bank of America, N.A.	6/17/26	—	(93,300)
HUF	21,784,128,451	EUR	57,075,821	Barclays Bank PLC	6/17/26	2,907,713	—
HUF	64,129,299,805	EUR	166,159,606	Deutsche Bank AG	6/17/26	10,751,070	—
HUF	9,173,157,024	EUR	23,808,529	Goldman Sachs International	6/17/26	1,489,877	—
HUF	17,172,316,039	EUR	46,763,656	HSBC Bank USA, N.A.	6/17/26	209,387	—
HUF	6,330,054,861	EUR	17,255,041	HSBC Bank USA, N.A.	6/17/26	57,153	—
HUF	121,212,371,406	EUR	306,099,577	JPMorgan Chase Bank, N.A.	6/17/26	29,684,912	—
HUF	31,352,591,208	EUR	79,175,209	JPMorgan Chase Bank, N.A.	6/17/26	7,678,250	—
HUF	13,081,351,319	EUR	35,637,697	Societe Generale	6/17/26	142,386	—
ILS	307,052,378	USD	98,285,067	Barclays Bank PLC	6/17/26	5,903,477	—
ILS	115,164,744	USD	37,421,282	Barclays Bank PLC	6/17/26	1,656,243	—
ILS	103,580,238	USD	33,679,154	Barclays Bank PLC	6/17/26	1,467,534	—
ILS	27,693,246	USD	8,981,108	Barclays Bank PLC	6/17/26	415,722	—
ILS	233,552,471	USD	74,199,492	Citibank, N.A.	6/17/26	5,049,176	—
ILS	115,394,151	USD	36,919,985	Goldman Sachs International	6/17/26	2,235,382	—
ILS	9,422,118	USD	3,056,252	Goldman Sachs International	6/17/26	140,847	—
ILS	173,028,337	USD	56,131,923	JPMorgan Chase Bank, N.A.	6/17/26	2,579,788	—
ILS	57,585,740	USD	18,710,641	JPMorgan Chase Bank, N.A.	6/17/26	829,264	—
ILS	115,444,655	USD	37,332,942	Standard Chartered Bank	6/17/26	1,839,563	—
ILS	56,131,922	USD	18,274,133	UBS AG	6/17/26	772,466	—
KZT	11,002,929,182	USD	21,972,899	Deutsche Bank AG	6/17/26	1,373,262	—
MXN	1,376,528,187	USD	76,852,500	BNP Paribas	6/17/26	1,664,900	—
PLN	521,900,000	EUR	121,907,921	HSBC Bank USA, N.A.	6/17/26	608,235	—
SEK	31,930,000	EUR	2,991,276	Standard Chartered Bank	6/17/26	—	(51,519)
SEK	1,246,650,000	EUR	117,052,735	State Street Bank and Trust Company	6/17/26	—	(2,321,558)
SEK	1,248,110,000	USD	135,274,378	Bank of America, N.A.	6/17/26	213,694	—
SEK	25,520,000	USD	2,771,328	Standard Chartered Bank	6/17/26	—	(1,015)
USD	37,908,378	AED	139,215,676	JPMorgan Chase Bank, N.A.	6/17/26	4,370	—
USD	43,250,213	BHD	16,349,878	Standard Chartered Bank	6/17/26	—	(39,167)
USD	7,219,721	GBP	5,340,000	State Street Bank and Trust Company	6/17/26	—	(46,123)
USD	136,574,776	GBP	101,640,000	State Street Bank and Trust Company	6/17/26	—	(1,721,176)
USD	17,847,523	ILS	56,374,738	Bank of America, N.A.	6/17/26	—	(1,281,467)
USD	22,238,633	ILS	69,904,673	Bank of America, N.A.	6/17/26	—	(1,481,314)
USD	53,541,356	ILS	168,748,379	Bank of America, N.A.	6/17/26	—	(3,718,087)
USD	4,777,937	ILS	15,085,261	Deutsche Bank AG	6/17/26	—	(340,771)
USD	17,597,360	ILS	55,623,074	Goldman Sachs International	6/17/26	—	(1,276,576)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	37,583,158	ILS	118,533,521	JPMorgan Chase Bank, N.A.	6/17/26	$ —	$ (2,637,456)
USD	37,583,158	ILS	118,641,912	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,674,234)
USD	37,583,158	ILS	118,651,157	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,677,371)
USD	37,583,158	ILS	118,836,140	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,740,140)
USD	37,583,158	ILS	118,845,463	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,743,303)
USD	112,749,474	ILS	354,805,682	JPMorgan Chase Bank, N.A.	6/17/26	—	(7,642,648)
USD	20,606,836	INR	1,932,200,000	Barclays Bank PLC	6/17/26	354,517	—
USD	7,177,713	JPY	1,127,566,391	UBS AG	6/17/26	—	(49,534)
USD	79,341,087	MXN	1,376,528,187	Goldman Sachs International	6/17/26	823,686	—
USD	1,815,626	NZD	3,060,956	Barclays Bank PLC	6/17/26	4,729	—
USD	518,546	NZD	874,215	Barclays Bank PLC	6/17/26	1,351	—
USD	20,106,415	SAR	75,555,000	Citibank, N.A.	6/17/26	—	(29,345)
USD	137,637,429	SEK	1,271,708,324	Citibank, N.A.	6/17/26	—	(412,350)
USD	207,353	SEK	1,921,676	Standard Chartered Bank	6/17/26	—	(1,253)
USD	14,877,856	UYU	595,917,655	Bank of America, N.A.	6/17/26	135,365	—
USD	15,135,135	UYU	616,000,000	Deutsche Bank AG	6/17/26	—	(104,176)
USD	5,911,000	UYU	229,400,000	HSBC Bank USA, N.A.	6/17/26	235,841	—
USD	22,813,454	ZAR	384,409,068	Barclays Bank PLC	6/17/26	—	(189,108)
USD	114,095,646	ZAR	1,922,386,133	Barclays Bank PLC	6/17/26	—	(937,555)
USD	41,493,712	ZAR	714,243,137	Barclays Bank PLC	6/17/26	—	(1,245,711)
USD	290,715,775	ZAR	5,022,027,799	Citibank, N.A.	6/17/26	—	(9,796,137)
USD	277,058,986	ZAR	4,604,000,002	Goldman Sachs International	6/17/26	1,561,339	—
USD	65,202,739	ZAR	1,083,500,000	Goldman Sachs International	6/17/26	367,444	—
USD	24,919,963	ZAR	414,105,000	Goldman Sachs International	6/17/26	140,434	—
USD	10,205,229	ZAR	167,939,367	HSBC Bank USA, N.A.	6/17/26	155,946	—
USD	7,823,129	ZAR	128,739,038	HSBC Bank USA, N.A.	6/17/26	119,545	—
USD	15,638,157	ZAR	268,688,565	Standard Chartered Bank	6/17/26	—	(439,833)
USD	15,593,599	ZAR	268,967,750	Standard Chartered Bank	6/17/26	—	(501,098)
USD	18,893,265	ZAR	324,463,681	State Street Bank and Trust Company	6/17/26	—	(522,239)
VND	88,357,299,900	USD	3,313,792	Citibank, N.A.	6/17/26	27,185	—
ZAR	793,081,712	USD	46,331,632	Bank of America, N.A.	6/17/26	1,125,393	—
ZAR	506,085,086	USD	29,935,589	Bank of America, N.A.	6/17/26	347,914	—
ZAR	511,049,374	USD	30,251,601	Bank of America, N.A.	6/17/26	328,959	—
ZAR	814,225,796	USD	47,298,077	Barclays Bank PLC	6/17/26	1,424,185	—
ZAR	2,706,344,540	USD	160,624,405	Barclays Bank PLC	6/17/26	1,319,894	—
ZAR	10,681,875	USD	649,710	Barclays Bank PLC	6/17/26	—	(10,520)
ZAR	15,485,715	USD	944,261	Barclays Bank PLC	6/17/26	—	(17,615)
ZAR	54,029,140	USD	3,286,246	Barclays Bank PLC	6/17/26	—	(53,210)
ZAR	78,327,061	USD	4,776,093	Barclays Bank PLC	6/17/26	—	(89,099)
ZAR	250,827,651	USD	15,256,239	Barclays Bank PLC	6/17/26	—	(247,023)
ZAR	363,629,570	USD	22,172,778	Barclays Bank PLC	6/17/26	—	(413,636)
ZAR	80,629,469	USD	4,779,979	Deutsche Bank AG	6/17/26	44,788	—
ZAR	188,644,735	USD	11,180,564	Goldman Sachs International	6/17/26	107,703	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	1,398,145,942	USD	85,345,432	Goldman Sachs International	6/17/26	$ —	$ (1,682,114)
ZAR	10,757,693	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(7,071)
ZAR	10,751,185	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(7,461)
ZAR	10,740,121	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,123)
ZAR	10,739,796	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,142)
ZAR	10,736,868	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,317)
ZAR	10,736,867	USD	650,798	HSBC Bank USA, N.A.	6/17/26	—	(8,317)
ZAR	11,680,499	USD	707,695	HSBC Bank USA, N.A.	6/17/26	—	(8,748)
ZAR	54,412,632	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(35,766)
ZAR	54,379,714	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(37,736)
ZAR	54,323,754	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(41,084)
ZAR	54,322,108	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(41,183)
ZAR	54,307,295	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(42,069)
ZAR	54,307,295	USD	3,291,750	HSBC Bank USA, N.A.	6/17/26	—	(42,069)
ZAR	59,080,204	USD	3,579,534	HSBC Bank USA, N.A.	6/17/26	—	(44,248)
ZAR	252,607,991	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(166,041)
ZAR	252,455,173	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(175,186)
ZAR	246,537,006	USD	14,937,110	HSBC Bank USA, N.A.	6/17/26	—	(184,642)
ZAR	252,195,382	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(190,731)
ZAR	252,187,741	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(191,189)
ZAR	252,118,974	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(195,304)
ZAR	252,118,973	USD	15,281,790	HSBC Bank USA, N.A.	6/17/26	—	(195,304)
ZAR	10,684,609	USD	650,798	JPMorgan Chase Bank, N.A.	6/17/26	—	(11,444)
ZAR	54,042,968	USD	3,291,750	JPMorgan Chase Bank, N.A.	6/17/26	—	(57,886)
ZAR	250,891,846	USD	15,281,790	JPMorgan Chase Bank, N.A.	6/17/26	—	(268,733)
ZAR	3,637,854,058	USD	221,736,542	Societe Generale	6/17/26	—	(4,051,869)
ZAR	813,989,000	USD	47,357,982	Standard Chartered Bank	6/17/26	1,350,109	—
ZAR	15,743,810	USD	958,122	UBS AG	6/17/26	—	(16,032)
ZAR	79,632,513	USD	4,846,200	UBS AG	6/17/26	—	(81,089)
ZAR	369,690,062	USD	22,498,245	UBS AG	6/17/26	—	(376,451)
EUR	381,007	ISK	56,042,270	Citibank, N.A.	6/18/26	—	(7,172)
ISK	8,424,757,596	EUR	57,276,209	Citibank, N.A.	6/18/26	1,078,210	—
KZT	9,039,750,000	USD	16,612,607	Deutsche Bank AG	6/22/26	2,530,230	—
USD	8,325,531	KZT	4,323,031,925	Deutsche Bank AG	6/22/26	—	(829,047)
USD	6,650,403	KZT	3,492,087,792	Standard Chartered Bank	6/22/26	—	(744,544)
EGP	391,740,422	USD	7,811,764	Bank of America, N.A.	6/24/26	—	(690,560)
USD	7,826,981	EGP	391,740,422	Standard Chartered Bank	6/24/26	705,777	—
USD	13,224,171	UYU	547,322,000	Bank of America, N.A.	6/24/26	—	(308,923)
USD	9,918,066	UYU	406,244,000	Citibank, N.A.	6/25/26	—	(125,970)
EGP	144,981,488	USD	2,858,468	Bank of America, N.A.	6/29/26	—	(228,748)
USD	2,862,418	EGP	144,981,488	JPMorgan Chase Bank, N.A.	6/29/26	232,698	—
USD	708,983	UYU	28,912,345	Goldman Sachs International	6/29/26	—	(5,633)
KZT	2,984,767,386	USD	5,612,575	ICBC Standard Bank plc	6/30/26	688,174	—
USD	7,748,260	NGN	10,956,040,000	Standard Chartered Bank	6/30/26	—	(49,409)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	24,108,114	USD	1,054,145	Standard Chartered Bank	6/30/26	$ 231,470	$ —
USD	3,874,131	NGN	5,528,385,000	Standard Chartered Bank	7/2/26	—	(58,022)
USD	7,748,260	NGN	11,141,998,000	Standard Chartered Bank	7/2/26	—	(176,666)
EGP	875,232,000	USD	17,245,951	Goldman Sachs International	7/7/26	—	(1,425,607)
USD	17,144,603	EGP	875,232,000	Bank of America, N.A.	7/7/26	1,324,260	—
USD	13,055,556	UYU	535,800,000	Bank of America, N.A.	7/8/26	—	(178,649)
VND	43,620,989,550	USD	1,638,347	Goldman Sachs International	7/10/26	7,881	—
VND	211,160,554,959	USD	7,893,853	Citibank, N.A.	7/13/26	73,261	—
VND	83,352,840,000	USD	3,114,830	Standard Chartered Bank	7/13/26	30,083	—
EUR	12,408,118	ISK	1,801,162,335	JPMorgan Chase Bank, N.A.	7/15/26	19,030	—
ISK	4,120,222,804	EUR	28,302,121	JPMorgan Chase Bank, N.A.	7/15/26	52,883	—
ISK	3,845,248,000	EUR	26,489,722	JPMorgan Chase Bank, N.A.	7/15/26	—	(40,626)
KZT	6,842,682,000	USD	12,756,678	Societe Generale	7/21/26	1,576,983	—
USD	8,695,640	KZT	4,626,080,264	Deutsche Bank AG	7/21/26	—	(994,810)
KZT	5,466,319,000	USD	10,206,373	Deutsche Bank AG	7/22/26	1,240,109	—
USD	8,695,640	KZT	4,625,210,699	Deutsche Bank AG	7/22/26	—	(989,560)
VND	124,885,791,691	USD	4,692,309	JPMorgan Chase Bank, N.A.	7/22/26	16,195	—
KZT	9,039,750,000	USD	16,923,617	ICBC Standard Bank plc	7/23/26	1,998,942	—
UGX	12,429,163,000	USD	3,345,696	Standard Chartered Bank	7/24/26	—	(102,481)
USD	3,563,779	UGX	13,096,888,000	Standard Chartered Bank	7/24/26	146,330	—
USD	28,853,854	UYU	1,153,000,000	Citibank, N.A.	7/24/26	408,598	—
EUR	52,319,813	USD	61,065,467	Bank of America, N.A.	7/27/26	564,741	—
EUR	52,319,813	USD	61,076,162	Bank of America, N.A.	7/27/26	554,047	—
EUR	36,800,000	USD	43,608,000	Bank of America, N.A.	7/27/26	—	(259,380)
EUR	46,390,000	USD	54,832,980	BNP Paribas	7/27/26	—	(187,804)
KZT	7,906,379,696	USD	14,861,225	Deutsche Bank AG	7/27/26	1,665,512	—
USD	27,076,962	EUR	23,195,000	Bank of America, N.A.	7/27/26	—	(245,626)
USD	27,072,221	EUR	23,195,000	Bank of America, N.A.	7/27/26	—	(250,367)
USD	121,905,164	EUR	104,639,626	BNP Paribas	7/27/26	—	(1,355,253)
USD	42,854,410	EUR	36,800,000	HSBC Bank USA, N.A.	7/27/26	—	(494,210)
USD	8,695,640	KZT	4,629,123,737	Deutsche Bank AG	7/27/26	—	(980,636)
USD	3,731,493	UGX	13,582,633,000	ICBC Standard Bank plc	7/27/26	189,757	—
TRY	1,732,063,524	USD	35,112,761	Standard Chartered Bank	7/28/26	309,871	—
UGX	6,405,486,000	USD	1,707,688	Standard Chartered Bank	7/28/26	—	(37,814)
UGX	6,379,469,000	USD	1,705,070	Standard Chartered Bank	7/28/26	—	(41,978)
USD	34,891,163	TRY	1,732,063,524	Standard Chartered Bank	7/28/26	—	(531,468)
USD	3,563,779	UGX	13,061,250,000	Standard Chartered Bank	7/28/26	158,784	—
KZT	11,578,770,712	USD	21,721,490	Deutsche Bank AG	7/29/26	2,464,576	—
EUR	42,915,744	ISK	6,244,240,727	Bank of America, N.A.	7/30/26	50,910	—
ISK	16,271,173,618	EUR	111,829,372	Bank of America, N.A.	7/30/26	—	(132,661)
USD	9,071,960	UYU	365,600,000	Citibank, N.A.	7/31/26	57,042	—
KZT	27,604,916,000	USD	52,063,480	ICBC Standard Bank plc	8/3/26	5,496,879	—
USD	15,109,363	UYU	614,800,000	Deutsche Bank AG	8/4/26	—	(54,708)
KZT	1,955,000,000	USD	3,733,766	Deutsche Bank AG	8/6/26	338,391	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	5,656,648,000	USD	9,831,152	Deutsche Bank AG	8/7/26	$ 1,947,173	$ —
KZT	5,660,326,000	USD	9,832,349	Deutsche Bank AG	8/10/26	1,941,163	—
VND	87,605,969,900	USD	3,276,214	Citibank, N.A.	8/12/26	20,473	—
USD	30,543,777	UYU	1,224,500,000	Citibank, N.A.	8/24/26	398,972	—
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(1,972,187)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	161,172	—
PLN	311,174,198	EUR	73,103,761	Barclays Bank PLC	9/2/26	—	(431,325)
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(2,272,028)
KZT	6,453,481,242	USD	12,087,434	Bank of America, N.A.	9/4/26	1,218,522	—
KZT	6,445,624,411	USD	12,087,434	Bank of America, N.A.	9/4/26	1,202,322	—
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	500,232	—
PLN	192,047,633	EUR	45,101,614	Barclays Bank PLC	9/4/26	—	(252,231)
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(3,673,076)
KZT	6,422,416,536	USD	12,051,823	Bank of America, N.A.	9/8/26	1,171,591	—
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	1,001,788	—
PLN	382,546,107	EUR	89,844,689	Barclays Bank PLC	9/8/26	—	(527,681)
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(2,652,827)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	735,019	—
PLN	280,640,479	EUR	65,908,061	Barclays Bank PLC	9/9/26	—	(386,951)
KZT	11,530,278,757	USD	21,972,899	Deutsche Bank AG	9/14/26	1,717,705	—
KZT	9,821,596,036	USD	18,786,526	Deutsche Bank AG	9/14/26	1,393,345	—
USD	2,729,391	EGP	163,627,000	Deutsche Bank AG	9/15/26	—	(150,036)
KZT	11,481,938,383	USD	21,972,899	Deutsche Bank AG	9/16/26	1,601,956	—
KZT	5,731,630,708	USD	10,986,450	Deutsche Bank AG	9/16/26	781,804	—
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	83,311	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	87,270	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	575,695	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	2,537,869	—
RUB	608,703,000	USD	7,598,340	Deutsche Bank AG	10/14/26	45,426	—
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	4,787,141	—
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	200,403	—
USD	1,115,634	UGX	4,243,703,709	Standard Chartered Bank	10/20/26	30,250	—
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	173,821	—
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	4,633,062	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	179,900	—
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	6,813,689	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	—	(8,980)
USD	15,169,772	OMR	5,842,622	Standard Chartered Bank	10/29/26	—	(9,878)
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	—	(10,776)
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	—	(11,858)
KZT	8,238,125,000	USD	15,081,236	Bank of America, N.A.	11/2/26	1,561,061	—
KZT	5,811,233,048	USD	9,832,349	Deutsche Bank AG	11/3/26	1,903,227	—
UGX	24,601,779,000	USD	6,676,195	Standard Chartered Bank	11/3/26	—	(403,719)
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	358,324	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,781,890	UGX	6,637,539,000	Standard Chartered Bank	11/6/26	$ 90,747	$ —
ZMW	42,534,000	USD	1,752,534	Societe Generale	11/6/26	487,288	—
UGX	8,392,456,552	USD	2,265,170	Standard Chartered Bank	11/10/26	—	(128,958)
USD	3,563,779	UGX	13,310,714,000	Standard Chartered Bank	11/10/26	175,674	—
USD	3,563,779	UGX	13,317,841,000	Standard Chartered Bank	11/10/26	173,860	—
KES	474,533,000	USD	3,581,381	Standard Chartered Bank	11/12/26	—	(64,986)
USD	3,426,231	KES	474,533,000	Standard Chartered Bank	11/12/26	—	(90,164)
USD	3,563,779	UGX	13,381,989,000	Standard Chartered Bank	11/12/26	159,169	—
USD	1,781,889	UGX	6,788,997,000	Standard Chartered Bank	11/13/26	55,066	—
USD	3,563,779	UGX	13,898,738,000	Bank of America, N.A.	11/16/26	31,095	—
TRY	2,317,752,776	USD	41,939,226	Standard Chartered Bank	11/19/26	775,112	—
USD	42,232,767	TRY	2,317,752,776	Standard Chartered Bank	11/19/26	—	(481,571)
USD	133,522,609	KWD	40,791,157	JPMorgan Chase Bank, N.A.	11/23/26	303,826	—
USD	7,994,532	UAH	375,743,000	Deutsche Bank AG	12/7/26	—	(40,659)
USD	2,413,800	UAH	113,690,000	Citibank, N.A.	12/9/26	—	(15,970)
USD	3,944,979	UAH	189,359,000	Citibank, N.A.	12/9/26	—	(101,980)
KZT	5,918,949,673	USD	10,986,450	Deutsche Bank AG	12/14/26	807,635	—
KZT	5,712,953,743	USD	10,584,444	Deutsche Bank AG	12/14/26	799,173	—
KZT	4,974,016,797	USD	9,242,807	Deutsche Bank AG	12/14/26	668,406	—
NGN	17,292,111,000	USD	11,654,981	JPMorgan Chase Bank, N.A.	12/16/26	49,164	—
KZT	8,445,701,220	USD	15,890,313	Deutsche Bank AG	12/17/26	922,239	—
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(20,019)
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(210,308)
JPY	95,938,712	USD	629,104	HSBC Bank USA, N.A.	1/7/27	—	(4,169)
JPY	62,954,495	USD	403,062	JPMorgan Chase Bank, N.A.	1/7/27	7,018	—
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	46,988	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	156,001	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	62,053	—
RUB	818,906,000	USD	9,908,958	ICBC Standard Bank plc	1/13/27	24,701	—
NGN	6,253,974,000	USD	3,896,557	Standard Chartered Bank	1/21/27	294,260	—
USD	6,872,580	EUR	5,657,233	State Street Bank and Trust Company	1/25/27	169,032	—
EUR	32,200,000	USD	38,401,720	Bank of America, N.A.	1/26/27	—	(245,122)
EUR	49,067,947	USD	57,612,311	JPMorgan Chase Bank, N.A.	1/26/27	532,594	—
USD	57,556,702	EUR	49,067,947	Bank of America, N.A.	1/26/27	—	(588,203)
USD	37,807,092	EUR	32,200,000	JPMorgan Chase Bank, N.A.	1/26/27	—	(349,506)
EUR	26,070,000	USD	31,093,689	Barclays Bank PLC	1/27/27	—	(200,131)
USD	30,532,332	EUR	26,070,000	JPMorgan Chase Bank, N.A.	1/27/27	—	(361,227)
KES	1,205,137,000	USD	8,953,470	Citibank, N.A.	2/3/27	—	(172,104)
USD	3,581,390	KES	504,976,000	Citibank, N.A.	2/3/27	—	(98,174)
USD	1,558,563	KES	210,406,000	JPMorgan Chase Bank, N.A.	2/3/27	25,416	—
USD	3,581,389	KES	489,755,000	JPMorgan Chase Bank, N.A.	2/3/27	12,735	—
UZS	88,806,138,000	USD	6,831,241	Deutsche Bank AG	2/11/27	188,063	—
KES	480,802,000	USD	3,581,393	Standard Chartered Bank	2/18/27	—	(88,284)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,566,752	KES	480,802,000	Standard Chartered Bank	2/18/27	$ 73,643	$ —
KES	479,906,000	USD	3,581,388	Standard Chartered Bank	2/24/27	—	(98,887)
USD	3,509,339	KES	479,906,000	Standard Chartered Bank	2/24/27	26,839	—
KES	492,198,000	USD	3,664,944	Standard Chartered Bank	3/2/27	—	(97,438)
USD	3,503,189	KES	492,198,000	Standard Chartered Bank	3/2/27	—	(64,317)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	225,223	—
KES	495,679,000	USD	3,664,939	Standard Chartered Bank	3/8/27	—	(76,416)
USD	3,540,564	KES	495,679,000	Standard Chartered Bank	3/8/27	—	(47,958)
KZT	4,770,051,000	USD	8,625,770	Deutsche Bank AG	3/11/27	622,319	—
UZS	153,035,597,000	USD	11,695,498	Deutsche Bank AG	3/11/27	337,967	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/11/27	164,385	—
UZS	76,605,516,000	USD	5,847,749	Deutsche Bank AG	3/12/27	174,768	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/12/27	163,275	—
NGN	21,222,434,000	USD	13,962,128	JPMorgan Chase Bank, N.A.	3/15/27	44,677	—
USD	173,722,733	AED	637,757,000	Bank of America, N.A.	3/15/27	50,348	—
USD	103,661,573	AED	380,552,000	Standard Chartered Bank	3/15/27	30,608	—
USD	173,722,773	AED	638,049,000	Bank of America, N.A.	3/16/27	—	(29,209)
USD	113,423,976	HKD	878,015,000	Standard Chartered Bank	3/16/27	279,715	—
USD	86,861,250	AED	319,024,000	Bank of America, N.A.	3/17/27	—	(14,644)
USD	104,259,245	AED	382,860,800	HSBC Bank USA, N.A.	3/17/27	—	(542)
USD	17,440,968	HKD	135,000,000	Barclays Bank PLC	3/17/27	43,949	—
USD	113,440,944	HKD	878,135,000	Citibank, N.A.	3/17/27	278,490	—
USD	43,890,245	HKD	339,750,000	Goldman Sachs International	3/17/27	107,748	—
UZS	111,501,544,289	USD	8,554,012	Deutsche Bank AG	3/17/27	203,846	—
UZS	55,708,002,086	USD	4,277,006	Deutsche Bank AG	3/17/27	98,564	—
UZS	41,241,481,615	USD	3,163,903	Deutsche Bank AG	3/17/27	75,397	—
UZS	11,243,307,299	USD	863,210	Deutsche Bank AG	3/17/27	19,893	—
UZS	9,361,613,360	USD	718,742	Deutsche Bank AG	3/17/27	16,563	—
UZS	111,715,394,585	USD	8,554,012	Deutsche Bank AG	3/18/27	219,024	—
UZS	55,857,697,292	USD	4,277,006	Deutsche Bank AG	3/18/27	109,512	—
UZS	48,760,975,854	USD	3,733,612	Deutsche Bank AG	3/18/27	95,598	—
UZS	24,380,487,927	USD	1,866,806	Deutsche Bank AG	3/18/27	47,799	—
UZS	77,211,045,461	USD	5,889,477	Deutsche Bank AG	3/19/27	172,805	—
UZS	53,922,250,000	USD	4,093,703	Deutsche Bank AG	3/24/27	136,140	—
USD	104,233,597	AED	382,850,000	Citibank, N.A.	3/26/27	—	(23,681)
USD	103,037,446	AED	378,405,022	Standard Chartered Bank	3/30/27	—	(9,568)
USD	103,037,446	AED	378,595,641	Standard Chartered Bank	4/1/27	—	(61,572)
USD	103,037,447	AED	378,636,857	Standard Chartered Bank	4/1/27	—	(72,796)
USD	75,976,682	BHD	29,019,526	Standard Chartered Bank	4/1/27	—	(618,215)
USD	75,521,293	SAR	285,246,206	Standard Chartered Bank	4/1/27	—	(212,890)
USD	75,521,293	SAR	285,283,967	Standard Chartered Bank	4/1/27	—	(222,916)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(248,378)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(248,378)
USD	151,043,795	SAR	570,643,457	Standard Chartered Bank	4/1/27	—	(464,675)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	103,037,446	AED	378,647,160	Standard Chartered Bank	4/2/27	$ —	$ (75,649)
USD	75,521,897	SAR	285,359,489	Deutsche Bank AG	4/5/27	—	(238,250)
USD	12,687,263	AED	46,622,520	Standard Chartered Bank	4/6/27	—	(8,993)
USD	60,697,528	SAR	229,450,629	Standard Chartered Bank	4/7/27	—	(217,712)
USD	75,521,294	SAR	285,359,489	Standard Chartered Bank	4/7/27	—	(236,797)
USD	75,521,294	SAR	285,397,250	Standard Chartered Bank	4/7/27	—	(246,822)
USD	75,521,293	SAR	285,465,221	Standard Chartered Bank	4/7/27	—	(264,867)
USD	37,988,645	BHD	14,496,467	Standard Chartered Bank	4/12/27	—	(269,342)
RUB	1,705,301,000	USD	19,817,928	ICBC Standard Bank plc	4/13/27	404,767	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,271,326	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,308,431	—
						$191,728,940	$(125,530,523)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/12/26	COP	160,717,090	Republic of Colombia, 11.75%, 1/24/35	Bank of America, N.A.	$44,171,371	$ (990,455)
5/12/26	COP	51,309,400	Republic of Colombia, 11.75%, 1/24/35	BNP Paribas	14,101,839	(17,162)
5/12/26	COP	31,007,000	Republic of Colombia, 12.50%, 2/27/30	BNP Paribas	8,521,942	(39,048)
5/12/26	COP	189,078,930	Republic of Colombia, 13.25%, 2/9/33	Bank of America, N.A.	51,966,318	(1,203,436)
5/12/26	COP	82,249,000	Republic of Colombia, 13.25%, 2/9/33	Citibank, N.A.	22,605,257	(248,567)
5/13/26	COP	79,413,000	Republic of Colombia, 12.50%, 2/27/30	BNP Paribas	21,825,812	(190,714)
5/29/26	COP	79,413,000	Republic of Colombia, 7.75%, 9/18/30	Citibank, N.A.	21,825,812	(115,502)
6/1/26	COP	94,540,000	Republic of Colombia, 12.50%, 2/27/30	Barclays Bank PLC	25,983,306	—
						$(2,804,884)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	476	Long	7/31/26	$ 46,614,680	$ 3,013,917

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Gold	295	Long	6/26/26	$ 136,573,200	$ 1,657,504
WTI Crude Oil	(476)	Short	7/21/26	(44,491,721)	(3,382,170)
Equity Futures
OMX Stockholm 30 Index	2,481	Long	5/15/26	82,167,044	(1,323,178)
Euro Stoxx Bank	(7,762)	Short	6/19/26	(117,175,688)	(10,202,538)
IFSC Nifty 50 Index	(1,467)	Short	5/26/26	(71,235,287)	(795,522)
STOXX Europe 600 Index	(5,207)	Short	6/19/26	(185,841,407)	(6,521,774)
Interest Rate Futures
Euro-Bund	180	Long	6/8/26	26,483,170	(84,208)
U.S. Long Treasury Bond	2,105	Long	6/18/26	237,536,094	(1,393,733)
U.S. Ultra-Long Treasury Bond	1,526	Long	6/18/26	175,537,688	(7,630,612)
Euro-Bobl	(382)	Short	6/8/26	(51,760,181)	(62,784)
Japan 10-Year Bond	(4)	Short	6/15/26	(3,302,609)	65,367
U.S. 2-Year Treasury Note	(50)	Short	6/30/26	(10,356,250)	97,019
U.S. 5-Year Treasury Note	(2,899)	Short	6/30/26	(312,616,384)	2,419,283
U.S. 10-Year Treasury Note	(197)	Short	6/18/26	(21,786,969)	375
U.S. Ultra 10-Year Treasury Note	(74)	Short	6/18/26	(8,351,594)	96,875
					$(24,046,179)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	647,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 182,237	$ —	$ 182,237
CNY	551,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	171,917	—	171,917
CNY	256,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	82,698	—	82,698
CNY	775,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	257,269	—	257,269
CNY	432,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	147,756	—	147,756
CNY	177,062	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	73,173	—	73,173
CNY	575,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	288,213	—	288,213

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	480,344	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	$ 249,217	$ —	$ 249,217
CNY	587,722	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	328,923	—	328,923
CNY	294,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	165,299	—	165,299
CNY	235,054	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	133,534	—	133,534
CZK	1,534,365	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(522,098)	—	(522,098)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(8,138)	—	(8,138)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	132,835	—	132,835
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	56,193	—	56,193
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	65,744	—	65,744
HUF	5,666,941	Pays	6-month HUF BUBOR (pays semi-annually)	6.65% (pays annually)	3/18/31	576,428	—	576,428
HUF	11,221,453	Pays	6-month HUF BUBOR (pays semi-annually)	6.28% (pays annually)	3/18/36	1,524,895	—	1,524,895
HUF	5,278,859	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	3/18/36	781,143	—	781,143
HUF	31,904,580	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	3/18/36	4,903,325	—	4,903,325
HUF	2,122,380	Pays	6-month HUF BUBOR (pays semi-annually)	6.37% (pays annually)	3/18/36	334,580	—	334,580
HUF	7,990,812	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	1,304,123	—	1,304,123
HUF	15,009,188	Pays	6-month HUF BUBOR (pays semi-annually)	6.40% (pays annually)	3/18/36	2,461,513	—	2,461,513
HUF	18,168,116	Pays	6-month HUF BUBOR (pays semi-annually)	6.45% (pays annually)	3/18/36	3,207,478	—	3,207,478
HUF	4,284,567	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	804,881	—	804,881
HUF	5,653,097	Receives	6-month HUF BUBOR (pays semi-annually)	5.65% (pays annually)	6/17/36	49,369	—	49,369
HUF	10,319,146	Receives	6-month HUF BUBOR (pays semi-annually)	5.67% (pays annually)	6/17/36	57,131	—	57,131
HUF	4,688,481	Receives	6-month HUF BUBOR (pays semi-annually)	5.73% (pays annually)	6/17/36	(40,147)	—	(40,147)
HUF	17,093,889	Receives	6-month HUF BUBOR (pays semi-annually)	5.80% (pays annually)	6/17/36	(438,761)	—	(438,761)
HUF	12,777,856	Receives	6-month HUF BUBOR (pays semi-annually)	5.82% (pays annually)	6/17/36	(399,001)	—	(399,001)
HUF	22,780,841	Receives	6-month HUF BUBOR (pays semi-annually)	5.85% (pays annually)	6/17/36	(876,573)	—	(876,573)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	17,497,682	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	$(1,164,179)	$ —	$(1,164,179)
HUF	2,826,549	Receives	6-month HUF BUBOR (pays semi-annually)	5.97% (pays annually)	6/17/36	(189,408)	—	(189,408)
HUF	3,746,299	Receives	6-month HUF BUBOR (pays semi-annually)	5.98% (pays annually)	6/17/36	(255,509)	—	(255,509)
HUF	8,593,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.41% (pays annually)	6/17/36	1,474,727	—	1,474,727
HUF	16,949,867	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	6/17/36	3,261,126	—	3,261,126
HUF	9,960,231	Pays	6-month HUF BUBOR (pays semi-annually)	6.66% (pays annually)	6/17/36	2,316,471	—	2,316,471
KRW	55,718,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(666,532)	—	(666,532)
KRW	83,680,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(998,357)	—	(998,357)
KRW	43,792,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(514,205)	—	(514,205)
KRW	41,788,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(485,198)	—	(485,198)
KRW	70,823,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(768,783)	—	(768,783)
KRW	84,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(844,178)	—	(844,178)
KRW	77,034,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(754,082)	—	(754,082)
KRW	35,413,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(343,825)	—	(343,825)
KRW	84,990,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(804,797)	—	(804,797)
KRW	57,891,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(506,556)	—	(506,556)
KRW	35,412,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(313,143)	—	(313,143)
MXN	2,330,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	423,386	—	423,386
MXN	2,104,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	438,162	—	438,162
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(398,762)	—	(398,762)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	$ (251,164)	$ —	$ (251,164)
MXN	2,671,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	593,643	—	593,643
MXN	3,492,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	62,675	—	62,675
MXN	3,470,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(69,529)	—	(69,529)
MXN	534,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(33,583)	—	(33,583)
MXN	277,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(89,948)	—	(89,948)
MXN	317,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(101,537)	—	(101,537)
MXN	294,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(95,590)	—	(95,590)
MXN	194,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(71,729)	—	(71,729)
MXN	121,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	(49,316)	—	(49,316)
MXN	3,880,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(424,021)	—	(424,021)
MXN	3,920,919	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(545,535)	—	(545,535)
MXN	3,267,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(324,630)	—	(324,630)
MXN	3,306,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(1,172,444)	—	(1,172,444)
MXN	9,163,810	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(3,341,020)	—	(3,341,020)
MXN	3,723,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	868,024	—	868,024
PLN	87,510	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(433,214)	—	(433,214)
PLN	160,840	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(776,734)	—	(776,734)
PLN	308,382	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(1,252,619)	—	(1,252,619)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	98,568	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	$ (392,366)	$ —	$ (392,366)
PLN	652,584	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(936,838)	—	(936,838)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	433,345	—	433,345
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(315,811)	—	(315,811)
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	1,157,231	—	1,157,231
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(674,794)	—	(674,794)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	104,214	—	104,214
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	274,790	—	274,790
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	712,655	—	712,655
PLN	284,905	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(738,618)	—	(738,618)
TWD	1,583,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	349,904	—	349,904
TWD	3,456,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	736,848	—	736,848
TWD	2,639,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	538,236	—	538,236
TWD	754,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	151,633	—	151,633
TWD	2,451,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	470,227	—	470,227
TWD	1,357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	246,816	—	246,816
TWD	755,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	123,347	—	123,347
TWD	1,358,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	212,192	—	212,192
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	88,808	790	89,598
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	3,621,007	—	3,621,007
ZAR	1,018,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.03% (pays quarterly)	12/17/35	(355,528)	—	(355,528)
ZAR	1,038,076	Pays	3-month ZAR JIBAR (pays quarterly)	7.72% (pays quarterly)	6/17/36	(2,083,051)	—	(2,083,051)
ZAR	468,754	Receives	3-month ZAR JIBAR (pays quarterly)	7.84% (pays quarterly)	6/17/36	708,944	—	708,944
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	345,113	—	345,113
ZAR	2,177,750	Pays	3-month ZAR JIBAR (pays quarterly)	7.85% (pays quarterly)	6/17/36	(3,170,749)	—	(3,170,749)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	210,300	Receives	3-month ZAR JIBAR (pays quarterly)	7.87% (pays quarterly)	6/17/36	$ 296,405	$ —	$ 296,405
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	282,313	—	282,313
ZAR	234,576	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	282,313	—	282,313
ZAR	468,754	Receives	3-month ZAR JIBAR (pays quarterly)	7.92% (pays quarterly)	6/17/36	564,145	—	564,145
ZAR	937,508	Receives	3-month ZAR JIBAR (pays quarterly)	7.97% (pays quarterly)	6/17/36	906,266	—	906,266
ZAR	410,650	Receives	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	6/17/36	232,062	—	232,062
ZAR	592,977	Receives	3-month ZAR JIBAR (pays quarterly)	8.54% (pays quarterly)	6/17/36	(812,778)	—	(812,778)
ZAR	488,904	Receives	3-month ZAR JIBAR (pays quarterly)	8.56% (pays quarterly)	6/17/36	(710,400)	—	(710,400)
ZAR	1,190,659	Receives	3-month ZAR JIBAR (pays quarterly)	8.57% (pays quarterly)	6/17/36	(1,779,123)	—	(1,779,123)
Total						$8,322,001	$790	$8,322,791
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$78,923	1.00% (pays quarterly)(4)	0.68%	6/20/31	$1,258,821	$(616,503)	$642,318
Total	$78,923				$1,258,821	$(616,503)	$642,318
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$17,100	1.00% (pays quarterly)(4)	12/20/35	$ 2,326,649	$ (1,723,227)	$ 603,422
Korea	560,280	1.00% (pays quarterly)(4)	6/20/31	(19,157,109)	17,831,314	(1,325,795)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	192	(886)	(694)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	130,974	1.00% (pays quarterly)(4)	12/20/30	1,045,453	(2,746,231)	(1,700,778)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	786,620	1.00% (pays quarterly)(4)	6/20/31	20,799,164	(35,491,551)	(14,692,387)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	$433,339	5.00% (pays quarterly)(4)	12/20/30	$(33,971,643)	$ 33,272,076	$ (699,567)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	202,625	5.00% (pays quarterly)(4)	6/20/31	(15,555,852)	8,329,490	(7,226,362)
Poland	67,709	1.00% (pays quarterly)(4)	6/20/31	(1,578,560)	1,067,687	(510,873)
Qatar	155,254	1.00% (pays quarterly)(4)	6/20/31	(4,742,085)	3,472,718	(1,269,367)
Saudi Arabia	246,158	1.00% (pays quarterly)(4)	12/20/30	(4,044,523)	2,375,152	(1,669,371)
Saudi Arabia	213,000	1.00% (pays quarterly)(4)	12/20/33	(1,774,509)	185,872	(1,588,637)
Saudi Arabia	193,736	1.00% (pays quarterly)(4)	12/20/35	(77,500)	(1,624,911)	(1,702,411)
Saudi Arabia	164,500	1.00% (pays quarterly)(4)	6/20/36	235,505	65,968	301,473
South Africa	785,793	1.00% (pays quarterly)(4)	12/20/30	14,015,666	(15,507,027)	(1,491,361)
Total				$(42,479,152)	$9,506,444	$(32,972,708)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 6,100	1.00% (pays quarterly)(4)	3.89%	12/20/30	$ (680,108)	$ 986,583	$ 306,475
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(4)	2.06	6/20/28	(33,619)	122,432	88,813
Cameroon	Barclays Bank PLC	2,604	1.00% (pays quarterly)(4)	4.56	12/20/28	(215,241)	323,807	108,566
Ghana	Barclays Bank PLC	14,150	1.00% (pays quarterly)(4)	1.73	12/20/26	(49,043)	63,400	14,357
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(4)	1.49	6/20/27	(65,132)	446,035	380,903
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(4)	1.49	6/20/27	(72,556)	496,282	423,726
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(4)	1.52	12/20/26	(19,402)	88,224	68,822
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(4)	1.52	12/20/26	(22,980)	88,187	65,207
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(4)	1.71	6/20/27	(77,011)	217,201	140,190
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(4)	1.71	6/20/27	(130,603)	315,717	185,114
Petroleos Mexicanos	Deutsche Bank AG	12,367	4.00% (pays monthly)	2.61	7/6/26	84,085	—	84,085

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 14,732	4.20% (pays monthly)	2.61%	7/6/26	$ 104,843	$ —	$ 104,843
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(4)	1.50	6/20/26	5,458	60,727	66,185
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(4)	1.50	6/20/26	4,250	14,594	18,844
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(4)	1.50	6/20/26	2,018	7,215	9,233
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(4)	1.71	6/20/27	(28,720)	67,009	38,289
Petroleos Mexicanos	Goldman Sachs International	21,586	1.00% (pays quarterly)(4)	1.71	6/20/27	(145,020)	340,645	195,625
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(4)	1.67	6/20/27	(51,587)	143,653	92,066
Total		$193,417				$(1,390,368)	$3,781,711	$2,391,343
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 3,833	5.00% (pays quarterly)(4)	12/20/26	$ (119,435)	$ 44,718	$ (74,717)
Ecuador	Barclays Bank PLC	2,149	5.00% (pays quarterly)(4)	12/20/26	(66,962)	20,835	(46,127)
Ivory Coast	Barclays Bank PLC	31,921	1.00% (pays quarterly)(4)	6/20/27	137,688	(628,446)	(490,758)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(4)	6/20/31	(406,501)	(241,235)	(647,736)
Saudi Arabia	BNP Paribas	118,500	1.00% (pays quarterly)(4)	12/20/30	(1,947,026)	1,256,751	(690,275)
Saudi Arabia	BNP Paribas	148,492	1.00% (pays quarterly)(4)	12/20/30	(2,439,812)	1,512,327	(927,485)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(4)	6/20/35	(131,150)	(549,437)	(680,587)
United States	Barclays Bank PLC	153,715	0.25% (pays quarterly)(4)	12/20/30	772,067	(703,544)	68,523
United States	BNP Paribas	12,024	0.25% (pays quarterly)(4)	12/20/30	60,393	(73,700)	(13,307)
United States	Deutsche Bank AG	8,016	1.00% (pays quarterly)(4)	12/20/30	32,092	(41,695)	(9,603)
Total					$(4,108,646)	$596,574	$(3,512,072)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $272,340,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	5,410	Total Return on UZS 63,315,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 295,103
ICBC Standard Bank plc	USD	6,967	Total Return on UZS 80,199,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	259,312
ICBC Standard Bank plc	USD	2,522	Total Return on UZS 29,126,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	192,458
ICBC Standard Bank plc	USD	3,497	Total Return on UZS 40,098,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	240,730
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	5/14/26	150,760
						$1,138,363
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate

LME	– London Metal Exchange
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $6,713,882,072)	$7,139,579,492
Affiliated investments, at value (identified cost $730,577,249)	730,577,249
Cash	41,791,202
Deposits for derivatives collateral:
Futures contracts and futures style options	28,897,963
Centrally cleared derivatives	229,589,163
OTC derivatives	65,449,000
Cash collateral for securities sold short	436,379,792
Foreign currency, at value (identified cost $120,775,908)	121,190,947
Interest and dividends receivable	103,039,246
Dividends receivable from affiliated investments	1,244,309
Receivable for investments sold	162,585,550
Receivable for open forward foreign currency exchange contracts	191,728,940
Receivable for open OTC swap contracts	3,598,229
Upfront payments on open OTC swap contracts	20,633,933
Receivable for premiums on written options	155,694
Tax reclaims receivable	6,023
Trustees' deferred compensation plan	176,750
Total assets	$9,276,623,482
Liabilities
Cash collateral due to brokers	$65,449,000
Payable for reverse repurchase agreements, including accrued interest of $2,223,601	514,718,425
Payable for closed reverse repurchase agreements	44,989,061
Written options outstanding, at value (premiums received $6,131,228)	1,830,314
Payable for investments purchased	168,887,555
Payable for when-issued securities	31,295,350
Payable for securities sold short, at value (proceeds $1,056,802,503)	1,063,237,044
Payable for closed written options	14,169,175
Payable for variation margin on open futures contracts and futures style options	7,494,240
Payable for variation margin on open centrally cleared derivatives	2,399,827
Payable for open forward foreign currency exchange contracts	125,530,523
Payable for open OTC swap contracts	3,580,595
Payable for closed swap contracts	161,567
Upfront receipts on open OTC swap contracts	6,616,342
Payable for open non-deliverable bond forward contracts	2,804,884
Payable to affiliates:
Investment adviser fee	5,246,452
Trustees' deferred compensation plan	176,750
Interest and dividends payable on securities sold short	11,436,686
Accrued expenses	927,067
Total liabilities	$2,070,950,857
Net Assets applicable to investors' interest in Portfolio	$7,205,672,625

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,067,384)	$6,002,380
Dividend income from affiliated investments	5,394,753
Interest income (net of foreign taxes withheld of $8,579,648)	330,744,463
Other income	7,595,065
Total investment income	$349,736,661
Expenses
Investment adviser fee	$30,152,261
Custodian fee	1,565,877
Legal and accounting services	150,230
Interest expense and fees	13,947,503
Interest and dividend expense on securities sold short	25,152,584
Miscellaneous	144,626
Total expenses	$71,113,081
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$204,653
Total expense reductions	$204,653
Net expenses	$70,908,428
Net investment income	$278,828,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$190,958,189
Written options	4,415,241
Securities sold short	300,843
Futures contracts	1,441,640
Futures style options	(5,094,551)
Swap contracts	33,841,963
Foreign currency transactions	1,584,928
Forward foreign currency exchange contracts	48,788,686
Non-deliverable bond forward contracts	(2,357,328)
Net realized gain	$273,879,611
Change in unrealized appreciation (depreciation):
Investments	$35,381,985
Written options	1,016,562
Securities sold short	16,344,749
Futures contracts	(16,354,410)
Futures style options	(9,391,246)
Swap contracts	(26,218,184)
Foreign currency	(760,416)
Forward foreign currency exchange contracts	46,438,742
Non-deliverable bond forward contracts	(1,872,481)
Net change in unrealized appreciation (depreciation)	$44,585,301
Net realized and unrealized gain	$318,464,912
Net increase in net assets from operations	$597,293,145

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$278,828,233	$316,598,337
Net realized gain	273,879,611	52,867,775
Net change in unrealized appreciation (depreciation)	44,585,301	367,503,324
Net increase in net assets from operations	$597,293,145	$736,969,436
Capital transactions:
Contributions	$1,692,984,661	$2,193,708,277
Withdrawals	(906,954,374)	(278,017,565)
Net increase in net assets from capital transactions	$786,030,287	$1,915,690,712
Net increase in net assets	$1,383,323,432	$2,652,660,148
Net Assets
At beginning of period	$5,822,349,193	$3,169,689,045
At end of period	$7,205,672,625	$5,822,349,193

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.14%(3)	2.17%	1.95%	1.69%	1.18%	1.12%
Net expenses(2)	2.14%(3)(4)	2.17%(4)	1.93%(4)	1.68%(4)	1.17%(4)	1.12%
Net investment income	8.42%(3)	7.61%	7.40%	5.97%	6.13%	5.37%
Portfolio Turnover	96%(5)	135%	129%	56%	94%	82%
Total Return	9.65%(5)	19.09%	9.98%	9.60%	(4.83)%	5.94%
Net assets, end of period (000’s omitted)	$7,205,673	$5,822,349	$3,169,689	$2,473,018	$1,944,771	$2,632,155
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.18%, 1.16%, 0.91%, 0.68%, 0.16% and 0.11% of average daily net assets for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Global Macro Absolute Return Advantage Fund and Eaton Vance Strategic Income Fund held an interest of 69.0% and 31.0% respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2026 were $37,468,885 or 0.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options (other than futures style options), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the Portfolio pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the Consolidated Statement of Assets and Liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the Portfolio’s Consolidated Statement of Operations.
N  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

X  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $30,152,261 or 0.91% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $204,653 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $4,573,425,360 and $5,546,037,668, respectively, for the six months ended April 30, 2026.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,093,144,310
Gross unrealized appreciation	$547,787,257
Gross unrealized depreciation	(308,779,675)
Net unrealized appreciation	$239,007,582
5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$12,943,177
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	18,297,500
Total Restricted Securities			$21,600,000	$31,240,677
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures style options, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.
The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $136,867,629. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $68,710,780 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$10,519,842	$ —	$854,700	$7,567,847	$2,213,007	$21,155,396
Not applicable	4,671,421(1)	39,681,450(1)	—	39,087,998(1)	43,295,821(1)	126,736,690
Receivable for open forward foreign currency exchange contracts	—	—	—	191,728,940	—	191,728,940
Receivable/Payable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	1,202,894	—	—	1,138,363	2,341,257
Total Asset Derivatives	$15,191,263	$40,884,344	$854,700	$238,384,785	$46,647,191	$341,962,283
Derivatives not subject to master netting or similar agreements	$15,191,263	$39,681,450	$854,700	$39,087,998	$43,295,821	$138,111,232
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,202,894	$ —	$199,296,787	$3,351,370	$203,851,051
Written options outstanding, at value	$ —	$ —	$ —	$(1,830,314)	$ —	$(1,830,314)
Not applicable	(12,773,416)(1)	(80,901,781)(1)	(18,843,012)(1)	(29,340,070)(1)	(41,466,238)(1)	(183,324,517)
Payable for open forward foreign currency exchange contracts	—	—	—	(125,530,523)	—	(125,530,523)
Payable/Receivable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(6,701,908)	—	—	—	(6,701,908)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(2,804,884)	(2,804,884)
Total Liability Derivatives	$(12,773,416)	$(87,603,689)	$(18,843,012)	$(156,700,907)	$(44,271,122)	$(320,192,146)
Derivatives not subject to master netting or similar agreements	$(12,773,416)	$(80,901,781)	$(18,843,012)	$(29,340,070)	$(41,466,238)	$(183,324,517)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(6,701,908)	$ —	$(127,360,837)	$(2,804,884)	$(136,867,629)
(1)	Only the current day’s variation margin on open futures contracts, futures style options and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, futures style options and centrally cleared derivatives, as applicable.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$17,018,396	$(13,658,560)	$(3,359,836)	$ —	$ —
Barclays Bank PLC	21,413,756	(18,511,479)	(1,031,369)	—	1,870,908
BNP Paribas	1,772,350	(1,772,350)	—	—	—
Citibank, N.A.	9,175,710	(9,175,710)	—	—	—
Deutsche Bank AG	72,369,750	(14,924,646)	—	(55,229,000)	2,216,104
Goldman Sachs International	8,035,539	(8,035,539)	—	—	—
HSBC Bank USA, N.A.	1,562,912	(1,562,912)	—	—	—
ICBC Standard Bank plc	10,577,314	—	—	(10,220,000)	357,314
JPMorgan Chase Bank, N.A.	46,641,811	(25,358,826)	(21,282,985)	—	—
Societe Generale	2,206,657	(2,206,657)	—	—	—
Standard Chartered Bank	12,059,221	(12,059,221)	—	—	—
State Street Bank and Trust Company	239,494	(239,494)	—	—	—
UBS AG	778,141	(778,141)	—	—	—
	$203,851,051	$(108,283,535)	$(25,674,190)	$(65,449,000)	$4,444,326

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(13,658,560)	$13,658,560	$ —	$ —	$ —
Barclays Bank PLC	(18,511,479)	18,511,479	—	—	—
BNP Paribas	(6,180,099)	1,772,350	3,951,447	—	(456,302)
Citibank, N.A.	(12,040,841)	9,175,710	2,865,131	—	—
Deutsche Bank AG	(14,924,646)	14,924,646	—	—	—
Goldman Sachs International	(19,000,037)	8,035,539	10,964,498	—	—
HSBC Bank USA, N.A.	(2,526,596)	1,562,912	963,684	—	—
JPMorgan Chase Bank, N.A.	(25,358,826)	25,358,826	—	—	—
Societe Generale	(5,387,934)	2,206,657	3,181,277	—	—
Standard Chartered Bank	(12,275,969)	12,059,221	216,748	—	—
State Street Bank and Trust Company	(4,611,096)	239,494	3,752,896	—	(618,706)
UBS AG	(2,391,546)	778,141	1,599,130	—	(14,275)
	$(136,867,629)	$108,283,535	$27,494,811	$—	$(1,089,283)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(129,067)	$ —	$(9,512,633)	$(1,624,606)	$(115,071)	$(11,381,377)
Written options	—	—	—	4,415,241	—	4,415,241
Futures contracts	6,290,362	—	(1,706,344)	—	(3,142,378)	1,441,640
Futures style options	(5,094,551)	—	—	—	—	(5,094,551)
Swap contracts	—	(10,772,099)	(264,782)	—	44,878,844	33,841,963
Forward foreign currency exchange contracts	—	—	—	48,788,686	—	48,788,686
Non-deliverable bond forward contracts	—	—	—	—	(2,357,328)	(2,357,328)
Total	$1,066,744	$(10,772,099)	$(11,483,759)	$51,579,321	$39,264,067	$69,654,274
Change in unrealized appreciation (depreciation):
Investments(1)	$(4,754,103)	$ —	$175,726	$(625,980)	$812,606	$(4,391,751)
Written options	—	—	—	1,016,562	—	1,016,562
Futures contracts	6,525,053	—	(17,006,625)	—	(5,872,838)	(16,354,410)
Futures style options	(9,391,246)	—	—	—	—	(9,391,246)
Swap contracts	—	(22,755,380)	—	—	(3,462,804)	(26,218,184)
Forward foreign currency exchange contracts	—	—	—	46,438,742	—	46,438,742
Non-deliverable bond forward contracts	—	—	—	—	(1,872,481)	(1,872,481)
Total	$(7,620,296)	$(22,755,380)	$(16,830,899)	$46,829,324	$(10,395,517)	$(10,772,768)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$504,056,000	$980,553,000	$10,422,653,000	$125,824,000	$193,319,000
Swap Contracts
$10,857,220,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $2,172,655,000 and $13,910,000, respectively. The average number of purchased and written options contracts, including futures style options, outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was 12,805 and 636, respectively.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	3/20/26	On Demand(1)	2.45%	NZD	279,537,319	$165,557,926
Barclays Bank PLC	1/12/26	On Demand(1)	4.05	USD	9,642,400	9,759,555
Barclays Bank PLC	2/10/26	On Demand(1)	4.05	USD	37,882,438	38,219,118
Barclays Bank PLC	3/5/26	5/5/26	4.05	USD	9,604,500	9,665,008
JPMorgan Chase Bank, N.A.	2/12/26	5/14/26	2.45	NZD	198,069,808	117,590,971
JPMorgan Chase Bank, N.A.	2/12/26	On Demand(1)	2.45	NZD	166,417,437	98,799,449
JPMorgan Chase Bank, N.A.	4/1/26	On Demand(1)	5.75	USD	3,353,000	3,368,531
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	4.60	USD	30,707,767	30,762,700
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	4.65	USD	6,840,000	6,852,369
JPMorgan Chase Bank, N.A.	4/15/26	On Demand(1)	5.75	USD	16,528,750	16,565,710
Nomura International PLC	3/12/26	On Demand(1)	4.15	USD	17,478,360	17,577,088
Total						$514,718,425
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Foreign Corporate Bonds and Sovereign Government Bonds.
For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $748,104,000 and 3.58%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2026.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$227,891,131	$(57,643,681)	$(170,247,450)	$ —	$ —
Citibank, N.A.	7,351,523	—	(6,528,454)	—	823,069
JPMorgan Chase Bank, N.A.	68,332,273	(68,332,273)	—	—	—
Merrill Lynch International	49,695,572	—	(48,632,718)	—	1,062,854
Nomura International PLC	664,357,542	(17,577,088)	(623,105,884)	—	23,674,570
	$1,017,628,041	$(143,553,042)	$(848,514,506)	$ —	$25,560,493

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Australia & New Zealand Banking Group Ltd.	$(165,557,926)	$ —	$165,557,926	$ —	$ —
Barclays Bank PLC	(57,643,681)	57,643,681	—	—	—
JPMorgan Chase Bank, N.A.	(273,939,730)	68,332,273	205,607,457	—	—
Nomura International PLC	(17,577,088)	17,577,088	—	—	—
	$(514,718,425)	$143,553,042	$371,165,383	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $730,577,249, which represents 10.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,811,646	$4,386,797,209	$(3,707,031,606)	$ —	$ —	$730,577,249	$5,394,753	730,577,249
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 38,847,585	$ —	$ 38,847,585
Common Stocks	81,070,145	713,726,275*	—	794,796,420
Convertible Bonds	—	1,635,791	—	1,635,791
Credit Linked Notes	—	9,987,214	—	9,987,214
Foreign Corporate Bonds	—	577,473,943	0	577,473,943
Insurance Linked Securities	—	—	153,224,937	153,224,937
Loan Participation Notes	—	—	13,918,335	13,918,335
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	59,533,241	—	59,533,241
Sovereign Government Bonds	—	3,491,567,133	—	3,491,567,133
Sovereign Loans	—	88,018,411	—	88,018,411
U.S. Government Guaranteed Small Business Administration Loans	—	3,434,553	—	3,434,553
Short-Term Investments:
Affiliated Fund	730,577,249	—	—	730,577,249
Repurchase Agreements	—	1,017,628,041	—	1,017,628,041
Sovereign Government Securities	—	680,950,474	—	680,950,474
U.S. Treasury Obligations	—	187,408,018	—	187,408,018
Purchased Currency Options	—	7,567,847	—	7,567,847
Purchased Interest Rate Swaptions	—	2,213,007	—	2,213,007
Purchased Call Options	5,359,142	—	—	5,359,142
Purchased Put Options	5,795,775	219,625	—	6,015,400
Total Investments	$822,802,311	$6,880,211,158	$167,143,272	$7,870,156,741
Forward Foreign Currency Exchange Contracts	$ —	$ 230,816,938	$ —	$ 230,816,938
Futures Contracts	7,350,340	—	—	7,350,340
Swap Contracts	—	82,639,609	—	82,639,609
Total	$830,152,651	$7,193,667,705	$167,143,272	$8,190,963,628
Liability Description
Securities Sold Short	$(290,690,649)	$ (772,546,395)	$ —	$(1,063,237,044)
Written Currency Options	—	(1,830,314)	—	(1,830,314)
Forward Foreign Currency Exchange Contracts	—	(154,870,593)	—	(154,870,593)
Non-Deliverable Bond Forward Contracts	—	(2,804,884)	—	(2,804,884)
Futures Contracts	(30,600,997)	(795,522)	—	(31,396,519)
Purchased Call Futures Style Options	(9,391,246)	—	—	(9,391,246)
Swap Contracts	—	(119,898,590)	—	(119,898,590)
Total	$(330,682,892)	$(1,052,746,298)	$ —	$(1,383,429,190)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Realized gains (losses)	—	60,221	—	60,221
Change in net unrealized appreciation (depreciation)	—	8,715,658	(42,578)	8,673,080
Cost of purchases	136,718	92,841,819	—	92,978,537
Proceeds from sales, including return of capital	(136,718)	(29,495,774)	—	(29,632,492)
Accrued discount (premium)	—	—	124,746	124,746
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2026	$0	$153,224,937	$13,918,335	$167,143,272
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026	$(136,718)	$56,611,045	$(42,578)	$56,431,749
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2026:
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	13,918,335	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.89%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

This Page Intentionally Left Blank

EGRAX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026